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                                                        hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

      Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/09

Item 1. Reports to Stockholders.

                           INVESTOR CLASS
[INVESCO AIM LOGO]         AIM TREASURER'S SERIES TRUST (ATST)
 - SERVICE MARK -          Premier Portfolio
                           Premier U.S. Government Money Portfolio
                           Premier Tax-Exempt Portfolio

                           Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

2              Fund Data
3              Letters to Shareholders
4              Schedule of Investments
18             Financial Statements
21             Notes to Financial Statements
26             Financial Highlights
28             Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

INVESTOR CLASS SHARES OF THE FUND ARE OFFERED ONLY TO CERTAIN GRANDFATHERED INVESTORS. SEE EACH FUND'S PROSPECTUS FOR MORE INFORMATION.

Unless otherwise stated, information presented in this report is as of February 28, 2009, and is based on total net assets. Unless otherwise stated, all data provided by Invesco Aim.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

INVESTOR CLASS DATA AS OF 2/28/09

                                            YIELDS
                                       7-DAY SEC YIELDS
                                         HAD FEES NOT                 WEIGHTED AVERAGE MATURITY
                                      BEEN WAIVED AND/OR             RANGE DURING    AT REPORTING
                            7-DAY        EXPENSES NOT      MONTHLY     REPORTING        PERIOD
FUND                     SEC YIELDS     BEEN REIMBURSED     YIELDS      PERIOD           END        TOTAL NET ASSETS
Premier                      0.84%              0.76%        0.85%    21 - 59 days      45 days       $93.5 million
Premier
U.S. Government Money        0.56               0.48         0.57     17 - 43 days      32 days        32.5 million
Premier Tax-Exempt           0.75                N/A         0.64     15 - 30 days      27 days        25.2 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2 AIM TREASURER'S SERIES TRUST

[CROCKETT  PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

- All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

- All redemption requests were made without interruption in all of our money market funds;

- Invesco Aim did not have to purchase any securities out of any money market fund;

- Invesco Aim did not have to provide any form of capital support to any money market fund; and

- No securities experienced downgrades below Tier 1 quality in any money market fund.

     Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

     Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/S/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February 28, 2009.

     At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short- term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed -income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

     The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to bolster investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.


     Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order -- to our money market fund investors.

     All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/S/ Karen Dunn Kelley

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3 AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

PREMIER PORTFOLIO


                                                                            PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-68.86%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.44%(b)(c)

  Amstel Funding Corp.                                 2.50%    04/29/09   $   138,000   $  137,434,583
-------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.                           0.70%    05/01/09        75,000       74,911,042
-------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.                           0.75%    05/04/09        50,000       49,933,333
-------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.                           0.75%    05/13/09        40,000       39,939,167
-------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.                           0.75%    05/20/09        50,000       49,916,667
=======================================================================================================
                                                                                            352,134,792
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-14.12%(b)

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)                                            1.25%    05/22/09        50,000       49,857,639
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          1.65%    03/02/09        25,000       24,998,854
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          0.85%    03/17/09        45,000       44,983,000
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          0.90%    03/24/09        50,000       49,971,250
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          1.05%    04/13/09        75,000       74,905,937
-------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(c)                                           0.50%    03/02/09        50,000       49,999,306
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          1.05%    04/14/09        80,000       79,897,333
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          2.30%    03/09/09        86,000       85,956,044
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          0.85%    03/16/09        45,000       44,984,063
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          0.95%    04/09/09        50,000       49,948,542
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wells
     Fargo Bank, N.A.)                                 0.30%    03/16/09        33,936       33,931,758
=======================================================================================================
                                                                                            589,433,726
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.21%(b)

  Amsterdam Funding Corp.                              0.85%    05/04/09       125,000      124,811,111
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.                              0.85%    05/28/09        35,000       34,927,278
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC                   0.62%    04/23/09        23,930       23,908,157
-------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC                         0.70%    03/06/09       150,000      149,985,417
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC                          0.30%    03/18/09        67,619       67,609,421
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC                     0.85%    04/20/09        50,000       49,940,972
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC                     0.80%    04/29/09       100,000       99,868,889
-------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(c)                                           0.70%    03/17/09        50,000       49,984,444
-------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(c)                                           0.75%    04/07/09        24,286       24,267,279
-------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(c)                               0.55%    03/13/09       150,917      150,889,332
-------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(c)                               0.85%    04/15/09        67,369       67,297,420
=======================================================================================================
                                                                                            843,489,720
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-8.25%(b)

  Cancara Asset Securitisation Ltd./LLC(c)             1.40%    03/10/09        25,000       24,991,250
-------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(c)             1.00%    03/23/09        50,000       49,969,445
-------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(c)             1.00%    03/24/09        40,000       39,974,444
-------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(c)             0.90%    04/07/09        35,000       34,967,625
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM TREASURER'S SERIES TRUST

                                                                            PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-(CONTINUED)

  Cancara Asset Securitisation Ltd./LLC(c)             1.00%    04/24/09   $    29,500   $   29,455,750
-------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(c)             1.05%    05/07/09        30,000       29,941,375
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.                                0.40%    03/09/09        75,056       75,049,328
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.                                0.80%    04/06/09        60,000       59,952,000
=======================================================================================================
                                                                                            344,301,217
=======================================================================================================


DIVERSIFIED BANKS-10.99%(C)

  Banco Bilbao Vizcaya Argentaria, S.A.                0.82%    04/13/09        74,000       73,927,521
-------------------------------------------------------------------------------------------------------
  Calyon North America Inc.                            1.23%    03/31/09        50,000       49,948,750
-------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC                                 0.60%    03/13/09       100,000       99,980,000
-------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                         0.55%    03/12/09        50,000       49,991,597
-------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)          0.73%    03/31/09        50,000       49,969,583
-------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)          0.64%    04/20/09        85,000       84,924,445
-------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.                 0.95%    05/04/09        50,000       49,915,556
=======================================================================================================
                                                                                            458,657,452
=======================================================================================================


LIFE & HEALTH INSURANCE-1.80%

  Metlife Short Term Funding, LLC(b)                   0.85%    03/18/09        75,000       74,969,896
=======================================================================================================


REGIONAL BANKS-5.05%(B)(C)

  ANZ National (Int'l) Ltd.                            0.76%    04/20/09        86,349       86,257,854
-------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.                            1.09%    05/11/09       125,000      124,731,285
=======================================================================================================
                                                                                            210,989,139
=======================================================================================================
     Total Commercial Paper (Cost $2,873,975,942)                                         2,873,975,942
=======================================================================================================



CERTIFICATES OF DEPOSIT-25.60%

  Banco Bilbao Vizcaya Argentaria, S.A.                2.63%    03/09/09        30,000       30,000,066
-------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                2.27%    05/11/09        25,000       25,000,489
-------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.85%    07/15/09        50,000       50,001,881
-------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.42%    05/22/09        50,000       50,001,132
-------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.74%    06/18/09        48,500       48,501,456
-------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      1.20%    07/29/09        50,000       50,002,071
-------------------------------------------------------------------------------------------------------
  Caylon                                               1.65%    04/22/09        50,000       50,000,718
-------------------------------------------------------------------------------------------------------
  Caylon                                               1.84%    06/29/09        25,000       25,000,826
-------------------------------------------------------------------------------------------------------
  Caylon                                               1.30%    07/29/09        50,000       50,000,000
-------------------------------------------------------------------------------------------------------
  Caylon                                               1.41%    08/11/09        25,000       25,001,124
-------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.03%    04/02/09        50,000       50,000,443
-------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     1.25%    04/22/09        50,000       50,000,719
-------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.76%    05/11/09       100,000      100,001,968
-------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                              2.12%    12/16/09        50,000       50,000,000
-------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                        2.45%    03/05/09        50,000       50,000,000
-------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                        0.75%    08/06/09       100,000      100,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale                                     1.00%    05/11/09        25,000       25,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.93%    05/26/09        55,000       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(c)                 0.65%    04/14/09        50,000       50,000,610
-------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(c)                 0.76%    05/15/09        35,000       35,000,546
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TREASURER'S SERIES TRUST

                                                                            PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                2.05%    06/16/09   $    25,000   $   25,000,735
-------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%    10/02/09        25,000       25,001,472
=======================================================================================================
  Westpac Banking Corp.                                1.20%    03/16/09        50,000       50,000,208
=======================================================================================================
     Total Certificates of Deposit (Cost
       $1,068,516,464)                                                                    1,068,516,464
=======================================================================================================



MEDIUM-TERM NOTES-4.79%(D)

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN                                               1.59%    03/24/09        50,000       49,999,416
-------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate MTN(c)       2.22%    09/16/09        50,000       50,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate MTN     1.54%    03/23/09        50,000       50,024,003
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN                                               0.91%    09/08/09        50,000       50,000,000
=======================================================================================================
     Total Medium-Term Notes (Cost $200,023,419)                                            200,023,419
=======================================================================================================



VARIABLE RATE DEMAND NOTES-0.10%(e)

LETTER OF CREDIT ENHANCED-0.10%(f)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                             1.00%    08/01/30         2,450        2,450,000
-------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.85%    01/01/15         1,885        1,885,000
=======================================================================================================
     Total Variable Rate Demand Notes (Cost
       $4,335,000)                                                                            4,335,000
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-99.36% (Cost $4,146,850,825)                                                4,146,850,825
=======================================================================================================


                                                                            REPURCHASE
                                                                              AMOUNT


REPURCHASE AGREEMENTS-0.57%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22) (Cost $23,654,896)                      0.27%    03/02/09    23,655,428       23,654,896
=======================================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $4,170,505,721)(h)(i)                                                                   4,170,505,721
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                                           3,135,812
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,173,641,533
_______________________________________________________________________________________________________
=======================================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RB      - Revenue Bonds
Ref.    - Refunding
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $2,515,279,670, which represented 60.27% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 17.3%; United Kingdom: 13.6%; Australia: 8.3% other countries less than 5% each: 5.4%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TREASURER'S SERIES TRUST

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                         PERCENTAGE
     -------------------------------------------------------------------------------------------
     Tulip Funding Corp.                                                                  5.2%
     -------------------------------------------------------------------------------------------
     Societe Generale                                                                     5.1
     -------------------------------------------------------------------------------------------
     Atlantis One Funding Corp.                                                           5.1
     -------------------------------------------------------------------------------------------
     ANZ National (Int'l) Ltd.                                                            5.1
     -------------------------------------------------------------------------------------------
     Cancara Asset Securitisation Ltd./LLC                                                5.0
     -------------------------------------------------------------------------------------------



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  10.9%
-------------------------------------------------------------------------
8-30                                                                 29.3
-------------------------------------------------------------------------
31-90                                                                52.6
-------------------------------------------------------------------------
91-180                                                                6.6
-------------------------------------------------------------------------
181+                                                                  0.6
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE         (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-74.24%

FEDERAL FARM CREDIT BANK (FFCB)-10.05%(a)

  Floating Rate Bonds                                  0.29%    03/17/09   $     22,000   $   21,989,921
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%    05/19/09         20,000       20,000,000
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.51%    08/28/09         10,000       10,000,000
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%    11/12/09         25,000       25,000,000
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%    12/21/09         10,000        9,888,659
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.72%    12/21/09         25,000       25,000,000
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%    12/28/09         35,000       34,905,861
========================================================================================================
                                                                                             146,784,441
========================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-37.60%

  Unsec. Bonds                                         2.85%    03/04/09          5,000        5,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         2.38%    03/10/09         10,000       10,000,380
--------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         3.25%    03/30/09         15,000       15,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         3.24%    04/03/09          5,000        5,000,424
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.10%    03/02/09         10,000        9,999,694
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%    03/13/09         10,000        9,996,000
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.30%    03/31/09         15,000       14,996,250
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                3.10%    04/13/09          5,000        4,981,486
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                2.50%    04/14/09         10,000        9,969,444
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                3.00%    04/21/09         10,000        9,957,500
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%    04/24/09         20,000       19,988,300
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%    04/28/09         30,000       29,988,400
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%    05/06/09         30,000       29,977,450
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.50%    05/11/09         10,000        9,970,417
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%    05/21/09         30,000       29,980,425
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%    06/29/09          5,000        4,993,334
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%    07/01/09         15,000       14,974,583
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%    07/08/09          5,000        4,992,833
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.55%    10/09/09          5,000        4,983,042
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.28%    03/04/09         12,400       12,398,937
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.43%    03/20/09         10,000       10,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.48%    03/27/09         25,000       25,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        1.47%    04/01/09         25,000       25,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%    07/07/09         25,000       24,992,099
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        2.19%    09/10/09         17,050       17,093,995
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        1.37%    11/18/09         10,000       10,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%    01/19/10         20,000       20,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%    02/04/10         50,000       50,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.86%    02/26/10         25,000       24,996,728
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE         (000)           VALUE
--------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 1.05%    05/27/09   $      3,000   $    3,000,247
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.38%    08/13/09          7,300        7,298,641
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.40%    08/21/09         30,000       29,981,914
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.39%    12/23/09         30,000       29,970,349
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%    12/28/09         15,000       14,996,399
========================================================================================================
                                                                                             549,479,271
========================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-16.12%

  Series M006, Class A, Taxable Multi-Family VRD
     Ctfs.(c)                                          1.70%    10/15/45         27,476       27,475,790
--------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                            1.09%    03/02/09         10,000        9,999,697
--------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                            1.15%    03/06/09          6,300        6,298,994
--------------------------------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes                         0.50%    04/30/09          8,788        8,780,567
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.30%    04/01/09          6,515        6,507,707
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.10%    05/06/09         18,825       18,787,036
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.46%    06/09/09         25,000       24,968,055
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.46%    06/15/09         10,000        9,986,456
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.46%    06/19/09         25,000       24,964,861
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.47%    06/25/09          7,500        7,488,521
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.45%    06/30/09         10,000        9,984,875
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.70%    09/14/09          5,000        4,980,847
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.70%    09/21/09          5,428        5,406,469
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                 0.37%    10/08/09         10,000        9,992,265
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                 0.40%    10/19/09         10,000        9,999,528
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                 0.36%    12/16/09         25,000       24,926,771
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Medium-Term Notes(a)            1.10%    02/09/10         25,000       25,000,000
========================================================================================================
                                                                                             235,548,439
========================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-10.47%

  Sr. Unsec. Disc. Notes(b)                            0.95%    03/11/09          5,000        4,998,681
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                2.10%    04/08/09          8,300        8,281,602
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%    05/01/09         15,000       14,994,408
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%    05/26/09         30,000       29,977,783
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%    06/03/09         10,000        9,991,644
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%    06/04/09         10,000        9,986,806
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                3.20%    10/07/09          5,000        4,902,222
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.00%    12/03/09         10,000        9,923,056
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                 1.24%    07/13/10         40,000       39,981,134
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                        0.47%    10/07/09         10,000        9,998,187
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                        1.27%    10/27/09         10,000       10,000,000
--------------------------------------------------------------------------------------------------------
                                                                                             153,035,523
========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $1,084,847,674)                                                    1,084,847,674
========================================================================================================


U.S. TREASURY BILLS-1.71%

  U.S. Treasury Bills (Cost $24,963,823)(b)            0.35%    07/30/09         25,000       24,963,823
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-75.95% (Cost $1,109,811,497)                                                 1,109,811,497
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TREASURER'S SERIES TRUST

                                                     INTEREST   MATURITY    REPURCHASE
                                                       RATE       DATE        AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS-24.03%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898147,828
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,936,067,768;
     0%-5.50%, 03/05/09-12/14/22)                      0.27%    03/02/09   $101,189,231   $  101,186,954
--------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                         0.27%    03/02/09     75,001,688       75,000,000
--------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37)                                0.27%    03/02/09    100,002,250      100,000,000
--------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 02/27/09,
     aggregate maturing value $1,000,022,500
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,000,666;
     0%-7.00%, 03/03/09-08/06/38)                      0.27%    03/02/09     75,001,687       75,000,000
========================================================================================================
     Total Repurchase Agreements (Cost
       $351,186,954)                                                                         351,186,954
========================================================================================================
TOTAL INVESTMENTS-99.98% (Cost $1,460,998,451)(e)                                          1,460,998,451
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                                              352,656
========================================================================================================
NET ASSETS-100.00%                                                                        $1,461,351,107
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1J.
(e)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



----------------------------------------------------------------------------
1-7                                                                   63.10%
----------------------------------------------------------------------------
8-30                                                                   4.80
----------------------------------------------------------------------------
31-90                                                                 19.90
----------------------------------------------------------------------------
91-180                                                                10.10
----------------------------------------------------------------------------
181+                                                                   2.10
____________________________________________________________________________
============================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

PREMIER TAX-EXEMPT PORTFOLIO


                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-94.59%

ALABAMA-1.59%

  Gardendale (City of) (Woodbrook Apartments);
     Series 2002 D, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%    10/01/32    $   500    $    500,000
---------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.85%    07/01/15      1,080       1,080,000
---------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley, LLC); Series 2004, Ref. Retirement
     Center VRD RB (LOC-Royal Bank of
     Canada)(a)(b)(c)                                  0.77%    09/01/14      2,385       2,385,000
===================================================================================================
                                                                                          3,965,000
===================================================================================================


ALASKA-2.40%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                       2.15%    06/01/49      6,000       6,000,000
===================================================================================================


ARKANSAS-0.81%

  Clarksville (City of) (Baldor Electric Co.);
     Series 1998, Ref. VRD Industrial Development
     RB (LOC-SunTrust Bank)(a)(b)(e)(f)                1.27%    08/01/13      2,025       2,025,000
===================================================================================================


COLORADO-1.79%

  Broomfield Village Metropolitan District No. 2;
     Series 2003 A, Ref. VRD Special RB
     (LOC-Compass Bank)(a)(b)                          0.92%    07/01/32      1,700       1,700,000
---------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.68%    09/01/26      1,500       1,500,000
---------------------------------------------------------------------------------------------------
  Colorado (State of) Housing and Finance
     Authority (Genesis Innovations, LLC and
     Saddlenotch, LLC); Series 2001, Economic
     Development VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)(f)                                    1.78%    09/01/21        175         175,000
---------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2003 A,
     Ref. & Improvement Unlimited Tax VRD GO
     (LOC-Compass Bank)(a)(b)                          0.67%    11/01/23      1,100       1,100,000
===================================================================================================
                                                                                          4,475,000
===================================================================================================


FLORIDA-7.21%

  Broward (County of) Educational Facilities
     Authority (Nova Southeastern University,
     Inc.); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                       0.82%    04/01/22      1,855       1,855,000
---------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     I-A, Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(a)                                0.65%    07/01/31        700         700,000
---------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Lighthouse Bay Apartments); Series 2002 N-1,
     Ref. VRD Multifamily Mortgage RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.65%    11/01/32        640         640,000
---------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.70%    06/01/22      3,900       3,900,000
---------------------------------------------------------------------------------------------------
  Martin (County of) Industrial Development
     Authority (Young Men's Christian Association
     of the Treasure Coast, Florida, Inc.); Series
     2001, VRD RB (LOC-SunTrust Bank)(a)(b)            1.07%    10/01/16      1,725       1,725,000
---------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Windsor Pines Apartments); Series 2000 E,
     VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(b)(f)                                    0.99%    03/01/35      1,200       1,200,000
---------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Azalea Place Apartments); Series 1999 A, VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)(f)                                   1.23%    12/01/32      3,000       3,000,000
---------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.60%    06/01/30      5,000       5,000,000
===================================================================================================
                                                                                         18,020,000
===================================================================================================


GEORGIA-6.30%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(g)(h)                               5.00%    05/01/09      1,045       1,060,395
---------------------------------------------------------------------------------------------------
  Dekalb (County of) Development Authority
     (American Cancer Society, Georgia Division,
     Inc.); Series 1992, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                    0.72%    09/01/17      1,100       1,100,000
---------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Dekalb (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(b)                  0.68%    06/01/20    $ 2,515    $  2,515,000
---------------------------------------------------------------------------------------------------
  Floyd (County of) Development Authority (Berry
     College, Inc.); Series 2002, VRD RB
     (LOC-SunTrust Bank)(a)(b)                         0.72%    08/01/22      1,400       1,400,000
---------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.68%    12/01/30      4,600       4,600,000
---------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority
     (Palisades at Satellite Crossing Apartments);
     Series 2006, Ref. VRD MFH RB (LOC-SunTrust
     Bank)(a)(b)(f)                                    1.10%    03/01/41      1,000       1,000,000
---------------------------------------------------------------------------------------------------
  Liberty (County of) Industrial Authority (Hy-Sil
     Manufacturing Co., Inc.); Series 2001 A, VRD
     RB (LOC-SunTrust Bank)(a)(b)(f)                   1.27%    03/01/16      1,570       1,570,000
---------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments); Series 1994, Ref. VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.80%    07/01/24      1,200       1,200,000
---------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Hills of
     Post Village); Series 1995, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%    06/01/25        500         500,000
---------------------------------------------------------------------------------------------------
  Tallapoosa (City of) Development Authority
     (United States Can Co.); Series 1994, Ref.
     VRD IDR (LOC-Deutsche Bank A.G.)(a)(b)(c)         1.13%    02/01/15        800         800,000
===================================================================================================
                                                                                         15,745,395
===================================================================================================


IDAHO-0.80%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(c)                                      3.00%    10/01/09      2,000       2,000,000
===================================================================================================


ILLINOIS-16.01%

  Arcola (City of) (Herff Jones, Inc.); Series
     1994, VRD IDR (LOC-PNC Bank,
     N.A.)(a)(b)(e)(f)                                 1.00%    06/01/19      3,500       3,500,000
---------------------------------------------------------------------------------------------------
  Chicago (City of) (Churchview Supportive Living
     Facility); Series 2003, VRD MFH RB
     (LOC-Harris Bank, N.A.)(a)(b)(e)(f)               1.07%    03/01/33      3,000       3,000,000
---------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303, Class A, VRD
     COP(a)(d)(e)                                      1.07%    07/01/23      2,000       2,000,000
---------------------------------------------------------------------------------------------------
  East Dundee (Village of) (Kreis Tool &
     Manufacturing Co., Inc.); Series 1997, VRD
     IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(f)      1.78%    06/01/27      1,320       1,320,000
---------------------------------------------------------------------------------------------------
  Fox Valley Park District; Series 2009, Unlimited
     Tax GO                                            2.50%    12/15/09        700         706,891
---------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Cloverhill Pastry Vend Corp.);
     Series 1993, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)(f)                              2.42%    12/01/13      1,880       1,880,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, VRD RB
     (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                            0.63%    08/01/30      4,700       4,700,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                    0.65%    03/01/22      5,000       5,000,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science); Series 2001, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           1.13%    02/01/21      2,080       2,080,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (ACI/Cultural Pooled Financing);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.65%    03/01/28        500         500,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network); Series 2008 A-2, VRD
     RB(a)                                             0.75%    11/01/30        750         750,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(b)                1.50%    05/05/09      1,500       1,500,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Metform,
     LLC); Series 2004, VRD IDR (LOC-Bank of
     America, N.A.)(a)(b)(f)                           1.78%    05/01/14        250         250,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.65%    01/01/16      2,000       2,000,000
---------------------------------------------------------------------------------------------------
  Morton Grove (Village of) Cultural Facility
     (Illinois Holocaust Museum and Educational
     Center); Series 2006, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.70%    12/01/41      4,250       4,250,000
---------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                       1.07%    06/01/19      4,715       4,715,000
---------------------------------------------------------------------------------------------------
  Romeoville (Village of) (Metropolitan
     Industries, Inc.); Series 1997, VRD IDR
     (LOC-Harris Bank, N.A.)(a)(b)(f)                  1.07%    04/01/22      1,875       1,875,000
===================================================================================================
                                                                                         40,026,891
===================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
INDIANA-7.22%

  Burns Harbor (Town of) (Dennen Steel Corp.);
     Series 2003, VRD Economic Development RB
     (LOC-PNC Bank, N.A.)(a)(b)(f)                     3.00%    12/01/23    $   900    $    900,000
---------------------------------------------------------------------------------------------------
  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, VRD Economic Development RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             2.06%    04/01/36      6,500       6,500,000
---------------------------------------------------------------------------------------------------
  Franklin (County of) (Sisters of St. Francis of
     Oldenburg, Inc.); Series 1998, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       1.13%    12/01/18      1,700       1,700,000
---------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc.); Series
     1998, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             1.13%    01/01/24      1,000       1,000,000
---------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Stone Belt Arc, Inc.); Series
     2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       1.13%    02/01/25      1,500       1,500,000
---------------------------------------------------------------------------------------------------
  Indiana (State of) Housing Finance Authority
     (Pedcor Investments-Cumberland Crossing
     Apartments Development); Series 1997 M-B, VRD
     MFH RB (LOC-Federal Home Loan Bank of
     Indianapolis)(a)(b)(f)                            1.17%    01/01/29        723         723,000
---------------------------------------------------------------------------------------------------
  Knox (City of) (J.W. Hicks, Inc.); Series 2005
     A, VRD Economic Development RB (LOC-Harris
     Bank, N.A.)(a)(b)(f)                              1.07%    03/01/22      1,840       1,840,000
---------------------------------------------------------------------------------------------------
  Kokomo (City of) (Village Community Partners IV,
     L.P.); Series 1995, VRD Economic Development
     RB (LOC-Federal Home Loan Bank of
     Indianapolis)(a)(b)(f)                            1.07%    06/01/30      1,140       1,140,000
---------------------------------------------------------------------------------------------------
  La Porte (City of) (Alpha Baking Co., Inc.);
     Series 2001, Ref. VRD Economic Development RB
     (LOC-Harris Bank, N.A.)(a)(b)(f)                  1.07%    11/01/18      2,130       2,130,000
---------------------------------------------------------------------------------------------------
  Portage (City of) (Pedcor Investments-Port
     Crossing III Apartments); Series 1995 B, VRD
     Economic Development RB (LOC-Federal Home
     Loan Bank of Indianapolis)(a)(b)(f)               1.17%    08/01/30        615         615,000
===================================================================================================
                                                                                         18,048,000
===================================================================================================


IOWA-0.34%

  Iowa (State of) Finance Authority (YMCA and
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.70%    04/01/25        850         850,000
===================================================================================================


KANSAS-0.48%

  Shawnee (City of) (Simmons Co.); Series 1996,
     Private Activity VRD RB (LOC-Deutsche Bank
     A.G.)(a)(b)(c)(e)(f)                              1.27%    12/01/16      1,190       1,190,000
===================================================================================================


KENTUCKY-0.58%

  Kentucky (State of) Rural Economic Development
     Authority (P.B. & S. Chemical Co., Inc.);
     Series 1990, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)(f)                                 1.30%    09/01/10        200         200,000
---------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%    03/01/10      1,250       1,259,956
===================================================================================================
                                                                                          1,459,956
===================================================================================================


LOUISIANA-0.76%

  Jefferson (Parish of) Hospital Service District
     No. 2 (East Jefferson General Hospital);
     Series 2004, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 1.13%    07/01/09      1,910       1,910,000
===================================================================================================


MAINE-0.42%

  Gorham (Town of) (Pettingill Group, LLC); Series
     2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(f)                                    1.00%    04/01/24      1,050       1,050,000
===================================================================================================


MARYLAND-0.64%

  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                    0.82%    09/01/28      1,250       1,250,000
---------------------------------------------------------------------------------------------------
  Queen Anne's (County of) (Safeway Inc.); Series
     1994, Ref. VRD Economic Development RB
     (LOC-Deutsche Bank A.G.)(a)(b)(c)                 3.10%    12/01/09        350         350,000
===================================================================================================
                                                                                          1,600,000
===================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.52%

  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%    05/29/09    $ 1,800    $  1,807,791
---------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(b)                                    1.00%    04/01/09      2,000       2,000,000
===================================================================================================
                                                                                          3,807,791
===================================================================================================


MICHIGAN-0.66%

  Michigan (State of) Housing Development
     Authority (Berrien Woods III Apartments);
     Series 2000 B, VRD MFH RB (LOC-Federal Home
     Loan Bank of Indianapolis)(a)(b)(f)               1.17%    07/01/32        250         250,000
---------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Parks and Taylor Apartments);
     Series 2002 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.65%    08/15/32        500         500,000
---------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Camac, LLC);
     Series 1998, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(f)          1.78%    08/01/28        300         300,000
---------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit); Series 2001, Limited
     Obligation VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.65%    05/01/31        600         600,000
===================================================================================================
                                                                                          1,650,000
===================================================================================================


MINNESOTA-1.40%

  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%    06/01/09        800         801,386
---------------------------------------------------------------------------------------------------
  Winona (City of) Port Authority (Bay State
     Milling Co.); Series 2001A, Ref. VRD IDR
     (LOC-Harris Bank, N.A.)(a)(b)(f)                  1.07%    06/01/11      2,700       2,700,000
===================================================================================================
                                                                                          3,501,386
===================================================================================================


MISSISSIPPI-1.60%

  Jackson (County of); Series 1994, Ref. Unlimited
     Tax VRD Water System GO (CEP-Chevron
     Corp.)(a)                                         0.60%    11/01/24      1,500       1,500,000
---------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 B, VRD
     IDR(a)                                            0.70%    12/01/30      2,500       2,500,000
===================================================================================================
                                                                                          4,000,000
===================================================================================================


MISSOURI-4.31%

  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)     0.62%    05/15/32      8,775       8,775,000
---------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.66%    12/01/27      2,000       2,000,000
===================================================================================================
                                                                                         10,775,000
===================================================================================================


NEVADA-0.40%

  Nevada (State of) Housing Division (Golden
     Apartments); Series 2007, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)(f)      1.00%    10/01/37      1,000       1,000,000
===================================================================================================


NEW HAMPSHIRE-0.44%

  Manchester (City of) Housing & Redevelopment
     Authority (Wall Street Tower Limited
     Partnership); Series 1990 B, VRD MFH RB
     (LOC-PNC Bank, N.A.)(a)(b)(f)                     1.10%    06/15/15      1,090       1,090,000
===================================================================================================


NEW MEXICO-2.00%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.); Series 2000,
     VRD RB (LOC-SunTrust Bank)(a)(b)                  0.82%    07/01/25      5,000       5,000,000
===================================================================================================


NEW YORK-0.40%

  North Amityville (City of) Fire Company Inc.;
     Series 2003, VRD Fire Department RB
     (LOC-Citigroup, N.A.)(a)(b)                       0.90%    09/01/23      1,000       1,000,000
===================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
NORTH CAROLINA-1.63%

  Greensboro (City of); Series 2004, Ref. GO           5.25%    03/01/09    $   475    $    475,031
---------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Depaul Community Facilities,
     Inc.); Series 1999, Health Care Facilities
     First Mortgage RB(g)(h)                           7.63%    11/01/09      2,000       2,100,555
---------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 A, Commercial
     Paper Bonds                                       0.70%    03/06/09      1,500       1,500,000
===================================================================================================
                                                                                          4,075,586
===================================================================================================


OHIO-3.86%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement BAN               2.00%    08/18/09      1,250       1,257,898
---------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement TAN               2.50%    09/30/09      2,000       2,015,652
---------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement BAN                                   2.00%    08/13/09      1,250       1,257,377
---------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction BAN                     2.00%    10/15/09        750         756,309
---------------------------------------------------------------------------------------------------
  Franklin (County of) (Golf Pointe Apartments
     Project); Series 2000 B, VRD MFH RB
     (CEP-Federal Home Loan Bank of
     Indianapolis)(a)(e)(f)                            1.00%    01/01/34        370         370,000
---------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     A.G.)(a)(b)(c)                                    0.72%    11/15/40      4,000       4,000,000
===================================================================================================
                                                                                          9,657,236
===================================================================================================


OKLAHOMA-0.60%

  Oklahoma (State of) Water Resources Board;
     Series 1997, VRD State Loan Program RB(a)         1.65%    09/01/26      1,500       1,500,000
===================================================================================================


PENNSYLVANIA-6.42%

  East Stroudsburg (City of) Area School District;
     Series 2003 A, Unlimited Tax GO(g)(h)             4.50%    03/01/09        200         200,007
---------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(b)(c)                                     0.67%    07/01/38     13,340      13,340,000
---------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(g)(h)                            4.75%    03/01/09        400         400,022
---------------------------------------------------------------------------------------------------
  Philadelphia (City of) Authority for Industrial
     Development (1100 Walnut Associates); Series
     1984, VRD Commercial Development RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.65%    12/01/14      2,100       2,100,000
===================================================================================================
                                                                                         16,040,029
===================================================================================================


SOUTH CAROLINA-1.37%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%    03/01/09      1,135       1,135,032
---------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Brown Packing Co.,
     Inc.); Series 2001, VRD RB (LOC-SunTrust
     Bank)(a)(b)(f)                                    1.07%    10/01/13      2,300       2,300,000
===================================================================================================
                                                                                          3,435,032
===================================================================================================


TENNESSEE-1.98%

  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)     0.72%    01/01/23        650         650,000
---------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (AWM Family LLC Project);
     Series 2002, RB (LOC-SunTrust Bank)(b)(f)         1.07%    03/01/22      2,700       2,700,000
---------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational and
     Housing Facility Board (Providence Place
     Apartments Project); Series 2007, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%    12/15/42        500         500,000
---------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy); Series 2003,
     VRD Educational Facilities VRD IDR
     (LOC-SunTrust Bank)(a)(b)                         0.73%    04/01/23      1,100       1,100,000
===================================================================================================
                                                                                          4,950,000
===================================================================================================


TEXAS-10.72%

  Arlington (City of); Series 2005 A, GO
     Commercial Paper Notes                            0.75%    04/06/09      1,250       1,250,000
---------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Central Houston Parking LLC-University
     Parking System); Series 2004 A, Ref. VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                        1.20%    05/01/35      5,000       5,000,000
---------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co.); Series 1984,
     VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)     0.63%    12/01/14      3,200       3,200,000
---------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%    07/07/09    $ 1,500    $  1,500,000
---------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.); Series 1985, VRD PCR(a)(c)         2.70%    11/01/19      1,400       1,400,000
---------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, Housing VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%    03/01/33      4,800       4,800,000
---------------------------------------------------------------------------------------------------
  Mesquite (City of) Industrial Development Corp.
     (Championship Rodeo, L.P.); Series 1995, Ref.
     VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     3.13%    12/01/10        510         510,000
---------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%    08/28/09      2,000       2,013,295
---------------------------------------------------------------------------------------------------
  Texas A&M University; Series 2003 A, Financing
     System RB                                         5.00%    05/15/09        800         807,054
---------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%    03/01/10        900         922,499
---------------------------------------------------------------------------------------------------
  University of Texas; Series 2004 B, Ref.
     Financing System RB                               5.00%    08/15/09        380         387,831
---------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(d)(e)                         0.65%    02/01/26      5,000       5,000,000
===================================================================================================
                                                                                         26,790,679
===================================================================================================


UTAH-0.68%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.63%    06/01/21        900         900,000
---------------------------------------------------------------------------------------------------
  Sanpete (County of) (Wasatch Academy); Series
     2003, Multi-Mode VRD School Facility RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.63%    08/01/28        800         800,000
===================================================================================================
                                                                                          1,700,000
===================================================================================================


VIRGINIA-0.48%

  Alexandria (City of) Industrial Development
     Authority (American Association for the Study
     of Liver Disease); Series 2006, RB
     (LOC-SunTrust Bank)(b)                            0.82%    08/01/36      1,200       1,200,000
===================================================================================================


WASHINGTON-5.08%

  Lake Tapps Parkway Properties; Series 1999 B,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(b)        0.73%    12/01/19      3,100       3,100,000
---------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                       0.86%    09/01/33      2,985       2,985,000
---------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citigroup, N.A.)(a)(b)(e)       0.87%    11/15/26      1,650       1,650,000
---------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Sherwood Springs Apartments); Series 1997 A,
     VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)(f)         0.92%    09/01/27      4,960       4,960,000
===================================================================================================
                                                                                         12,695,000
===================================================================================================


WISCONSIN-0.49%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%    12/01/09      1,000       1,013,156
---------------------------------------------------------------------------------------------------
  Wisconsin (State of); Series 1999 A, Unlimited
     Tax GO(g)(h)                                      5.00%    05/01/09        200         200,970
===================================================================================================
                                                                                          1,214,126
===================================================================================================


WYOMING-1.20%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(b)(c)     0.60%    01/01/18      3,000       3,000,000
===================================================================================================
TOTAL INVESTMENTS-94.59% (Cost $236,447,107)(i)(j)                                      236,447,107
===================================================================================================
OTHER ASSETS LESS LIABILITIES-5.41%                                                      13,514,825
===================================================================================================
NET ASSETS-100.00%                                                                     $249,961,932
___________________________________________________________________________________________________
===================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM TREASURER'S SERIES TRUST

Investment Abbreviations:

BAN     - Bond Anticipation Note
CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MERLOT  - Municipal Exempt Receipts Liquidity Option Tender
MFH     - Multi-Family Housing
PCR     - Pollution Control Revenue Bonds
RAN     - Revenue Anticipation Notes
RB      - Revenue Bonds
Ref.    - Refunding
RN      - Revenue Notes
TAN     - Tax Anticipation Notes
TRAN    - Tax and Revenue Anticipation Notes
VRD     - Variable Rate Demand
Wts.    - Warrants


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.9%; Switzerland: 5.1%; other countries less than 5% each: 3.9%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $50,885,000, which represented 20.36% of the Fund's Net Assets.
(f)   Security subject to the alternative minimum tax.
(g) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)   Also represents cost for federal income tax purposes.
(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     SunTrust Bank                                                                         10.2%
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             10.1
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  8.6
     ---------------------------------------------------------------------------------------------
     Lloyds TSB Bank PLC                                                                    5.3
     ---------------------------------------------------------------------------------------------
     UBS A.G.                                                                               5.1
     ---------------------------------------------------------------------------------------------



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  86.1%
-------------------------------------------------------------------------
8-30                                                                   --
-------------------------------------------------------------------------
31-90                                                                 4.3
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                  5.9
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM TREASURER'S SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)



                                                                              PREMIER U.S.
                                                              PREMIER       GOVERNMENT MONEY    PREMIER TAX-EXEMPT
                                                             PORTFOLIO          PORTFOLIO            PORTFOLIO
-------------------------------------------------------   --------------    ----------------    ------------------

ASSETS:

Investments, at value and cost                            $4,146,850,825     $1,109,811,497        $236,447,107
-------------------------------------------------------   --------------    ----------------    ------------------
Repurchase agreements, at value and cost                      23,654,896        351,186,954                  --
=======================================================   ==============    ================    ==================
     Total investments, at value and cost                  4,170,505,721      1,460,998,451         236,447,107
=======================================================   ==============    ================    ==================
Cash                                                                  --              7,849           7,636,799
-------------------------------------------------------   --------------    ----------------    ------------------
Receivables for:
  Investments sold                                                    --                 --          10,829,720
-------------------------------------------------------   --------------    ----------------    ------------------
  Fund shares sold                                             3,199,058              3,265              90,618
-------------------------------------------------------   --------------    ----------------    ------------------
  Interest                                                     2,881,502            939,899             509,538
-------------------------------------------------------   --------------    ----------------    ------------------
Investment for trustee deferred compensation and
  retirement plans                                                    --              8,322                  --
-------------------------------------------------------   --------------    ----------------    ------------------
Other assets                                                     391,022             55,383               7,139
=======================================================   ==============    ================    ==================
     Total assets                                          4,176,977,303      1,462,013,169         255,520,921
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================


LIABILITIES:

Payables for:
  Investments purchased                                               --                 --           5,426,425
-------------------------------------------------------   --------------    ----------------    ------------------
  Fund shares reacquired                                         476,411             16,110              17,775
-------------------------------------------------------   --------------    ----------------    ------------------
  Dividends                                                    2,696,701            626,198             109,322
-------------------------------------------------------   --------------    ----------------    ------------------
  Accrued fees to affiliates                                          --                630                  78
-------------------------------------------------------   --------------    ----------------    ------------------
  Accrued operating expenses                                          --                 --                  --
-------------------------------------------------------   --------------    ----------------    ------------------
Trustee deferred compensation and retirement plans               162,658             19,124               5,389
=======================================================   ==============    ================    ==================
     Total liabilities                                         3,335,770            662,062           5,558,989
=======================================================   ==============    ================    ==================
Net assets applicable to shares outstanding               $4,173,641,533     $1,461,351,107        $249,961,932
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================


NET ASSETS CONSIST OF:

Shares of beneficial interest                             $4,173,564,651     $1,461,306,278        $249,961,873
-------------------------------------------------------   --------------    ----------------    ------------------
Undistributed net investment income                               53,862             27,974                 140
-------------------------------------------------------   --------------    ----------------    ------------------
Undistributed net realized gain (loss)                            23,020             16,855                 (81)
=======================================================   ==============    ================    ==================
                                                          $4,173,641,533     $1,461,351,107        $249,961,932
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================



NET ASSETS:

Investor Class                                            $   93,535,559     $   32,510,009        $ 25,240,195
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================
Institutional Class                                       $4,080,105,974     $1,428,841,098        $224,721,737
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Investor Class                                                93,528,193         32,509,966          25,240,621
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================
Institutional Class                                        4,080,038,993      1,428,824,713         224,721,696
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================
  Net asset value, offering and redemption price per
     share for each class                                 $         1.00     $         1.00        $       1.00
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM TREASURER'S SERIES TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                 PREMIER U.S.        PREMIER
                                                                  PREMIER      GOVERNMENT MONEY    TAX-EXEMPT
                                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO
-------------------------------------------------------------   -----------    ----------------    ----------

INVESTMENT INCOME:

Interest                                                        $34,614,211       $6,186,179       $2,976,938
=============================================================   ===========    ================    ==========


EXPENSES:

Advisory fees                                                     4,199,264        1,146,535          341,957
-------------------------------------------------------------   -----------    ----------------    ----------
Treasury Guarantee Program Fee                                      606,674          112,120           37,296
=============================================================   ===========    ================    ==========
     Total expenses                                               4,805,938        1,258,655          379,253
=============================================================   ===========    ================    ==========
Less: Fees waived                                                (1,343,784)        (366,899)              --
=============================================================   ===========    ================    ==========
     Net expenses                                                 3,462,154          891,756          379,253
=============================================================   ===========    ================    ==========
Net investment income                                            31,152,057        5,294,423        2,597,685
=============================================================   ===========    ================    ==========
Net realized gain from Investment securities*                        23,020           29,712                4
=============================================================   ===========    ================    ==========
Net increase in net assets resulting from operations            $31,175,077       $5,324,135       $2,597,689
_____________________________________________________________   ___________    ________________    __________
=============================================================   ===========    ================    ==========



* Includes net gains from securities sold to affiliates of $257, for Premier U.S. Government Money Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM TREASURER'S SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                                                    PREMIER
                                                     PREMIER                    U.S. GOVERNMENT             PREMIER TAX-EXEMPT
                                                    PORTFOLIO                   MONEY PORTFOLIO                  PORTFOLIO
                                         ------------------------------  ----------------------------  ----------------------------
                                          FEBRUARY 28,     AUGUST 31,     FEBRUARY 28,    AUGUST 31,   FEBRUARY 28,     AUGUST 31,
                                              2009            2008            2009           2008          2009            2008
--------------------------------------   --------------  --------------  --------------  ------------  ------------    ------------

OPERATIONS:

  Net investment income                  $   31,152,057  $  171,607,681  $    5,294,423  $  8,513,610  $  2,597,685    $  3,787,289
--------------------------------------   ------------------------------  ----------------------------  ----------------------------
  Net realized gain (loss)                       23,020          34,347          29,712       (12,857)            4             215
======================================   ==============================  ============================  ============================
     Net increase in net assets
       resulting from operations             31,175,077     171,642,028       5,324,135     8,500,753     2,597,689       3,787,504
======================================   ==============================  ============================  ============================
Distributions to shareholders from net
  investment income:

  Investor Class                               (946,473)     (4,208,224)       (227,382)     (967,487)     (237,203)       (570,414)
--------------------------------------   ------------------------------  ----------------------------  ----------------------------
  Institutional Class                       (30,205,584)   (167,399,457)     (5,067,518)   (7,546,123)   (2,360,786)     (3,216,875)
======================================   ==============================  ============================  ============================
     Total distributions from net
       investment income                    (31,152,057)   (171,607,681)     (5,294,900)   (8,513,610)   (2,597,989)     (3,787,289)
======================================   ==============================  ============================  ============================
Share transactions-net:

  Investor Class                            (15,093,760)     (7,016,514)      3,043,508    (1,107,149)      800,633       5,521,137
--------------------------------------   ------------------------------  ----------------------------  ----------------------------
  Institutional Class                      (440,056,521)    680,091,754     978,393,852   440,135,455   (37,360,068)    211,635,293
======================================   ==============================  ============================  ============================
     Net increase (decrease) in net
       assets resulting from share
       transactions                        (455,150,281)    673,075,240     981,437,360   439,028,306   (36,559,435)    217,156,430
======================================   ==============================  ============================  ============================
     Net increase (decrease) in net
       assets                              (455,127,261)    673,109,587     981,466,595   439,015,449   (36,559,735)    217,156,645
======================================   ==============================  ============================  ============================


NET ASSETS:



  Beginning of period                     4,628,768,794   3,955,659,207     479,884,512    40,869,063   286,521,667      69,365,022
======================================   ==============================  ============================  ============================
  End of period*                         $4,173,641,533  $4,628,768,794  $1,461,351,107  $479,884,512  $249,961,932    $286,521,667
======================================   ==============================  ============================  ============================
  * Includes accumulated undistributed
     net investment income               $       53,862  $       53,862  $       27,974  $     28,451  $        140    $        444
______________________________________   ______________________________  ____________________________  ____________________________
======================================   ==============================  ============================  ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM TREASURER'S SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

  The investment objective of each Fund is to seek to provide a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to Fund investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these

21        AIM TREASURER'S SERIES TRUST
      arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the"Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Premier Portfolio and Premier Tax-Exempt Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to the unitary fee currently in effect.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) the cost of participating in the United States Treasury Temporary Guarantee Program (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio, respectively between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio                                           $1,343,784
----------------------------------------------------------------------
Premier U.S. Government Money Portfolio                        366,899
----------------------------------------------------------------------





22        AIM TREASURER'S SERIES TRUST

  The Trust has entered into a master administrative services agreement with Invesco Aim to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") to provide transfer agency and shareholder services to each Fund. Invesco Aim and IAIS do not charge the Funds any fees under these agreements.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
FUND NAME                                                    LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                              $--       $4,170,505,721       $--       $4,170,505,721
----------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                         --        1,460,998,451        --        1,460,998,451
----------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                    --          236,447,107        --          236,447,107
----------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                SECURITIES                           NET REALIZED
                                                                 PURCHASES      SECURITIES SALES         GAINS
-----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                              $ 43,018,198       $ 43,048,112           $ --
-----------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                  --          4,999,972            257
-----------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                    198,794,115        168,861,825             --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


23        AIM TREASURER'S SERIES TRUST

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  Capital loss carryforward as of August 31, 2008 expires as follows:

                                                                                      2012*
-------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                           $85
___________________________________________________________________________________________
===========================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

PREMIER PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                          32,146,498     $     32,146,498          68,043,146     $     68,043,146
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                 13,068,064,502       13,068,064,502      32,349,183,017       32,349,183,017
==================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                             886,528              886,528           3,989,858            3,989,858
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     12,204,258           12,204,258          66,655,685           66,655,685
==================================================================================================================================
Reacquired:
  Investor Class                                         (48,126,786)         (48,126,786)        (79,049,518)         (79,049,518)
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                (13,520,325,281)     (13,520,325,281)    (31,735,746,948)     (31,735,746,948)
==================================================================================================================================
     Net increase (decrease) in share activity          (455,150,281)    $   (455,150,281)        673,075,240     $    673,075,240
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 31% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


24        AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
                                                       -------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                           22,177,473     $    22,177,473         12,258,798     $    12,258,798
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                   3,229,404,029       3,229,404,029      1,557,906,977       1,557,906,977
================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                              217,695             217,695            935,876             935,876
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       2,615,808           2,615,808          3,740,670           3,740,670
================================================================================================================================
Reacquired:
  Investor Class                                          (19,351,660)        (19,351,660)       (14,301,823)        (14,301,823)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                  (2,253,625,985)     (2,253,625,985)    (1,121,512,192)     (1,121,512,192)
================================================================================================================================
     Net increase in share activity                       981,437,360     $   981,437,360        439,028,306     $   439,028,306
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

PREMIER TAX-EXEMPT PORTFOLIO


                                                                              SUMMARY OF SHARE ACTIVITY
                                                          -----------------------------------------------------------------
                                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                               FEBRUARY 28, 2009(a)                  AUGUST 31, 2008
                                                          ------------------------------     ------------------------------
                                                             SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                            22,826,141     $  22,826,141       27,617,117     $  27,617,117
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      428,079,451       428,079,451      670,891,517       670,891,517
===========================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                               216,091           216,091          555,280           555,280
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        2,360,739         2,360,739        2,779,671         2,779,671
===========================================================================================================================
Reacquired:
  Investor Class                                           (22,241,599)      (22,241,599)     (22,651,260)      (22,651,260)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (467,800,258)     (467,800,258)    (462,035,895)     (462,035,895)
===========================================================================================================================
     Net increase (decrease) in share activity             (36,559,435)    $ (36,559,435)     217,156,430     $ 217,156,430
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 89% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


25        AIM TREASURER'S SERIES TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                 INVESTOR CLASS

                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
PREMIER PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)      $1.00       0.95%      $ 93,536
Year ended 08/31/08           1.00        0.04          0.00         0.04       (0.04)       1.00       3.80        108,627
Year ended 08/31/07           1.00        0.05         (0.00)        0.05       (0.05)       1.00       5.35        115,642
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)       1.00       4.55         99,491
Year ended 08/31/05           1.00        0.02            --         0.02       (0.02)       1.00       2.46        112,067
Year ended 08/31/04           1.00        0.01          0.00         0.01       (0.01)       1.00       1.01        884,979
------------------------------------------------------------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)      $1.00       0.68%      $ 32,510
Year ended 08/31/08           1.00        0.03         (0.00)        0.03       (0.03)       1.00       3.29         29,466
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)       1.00       5.25         30,569
Year ended 08/31/06           1.00        0.04            --         0.04       (0.04)       1.00       4.44         29,739
Year ended 08/31/05           1.00        0.02            --         0.02       (0.02)       1.00       2.06         31,598
Year ended 08/31/04(d)        1.00        0.00            --         0.00       (0.00)       1.00       0.30         41,323
------------------------------------------------------------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)      $1.00       0.91%      $ 25,240
Year ended 08/31/08           1.00        0.03          0.00         0.03       (0.03)       1.00       2.66         24,440
Year ended 08/31/07           1.00        0.03            --         0.03       (0.03)       1.00       3.53         18,920
Year ended 08/31/06           1.00        0.03            --         0.03       (0.03)       1.00       3.04         17,420
Year ended 08/31/05           1.00        0.02            --         0.02       (0.02)       1.00       1.88         20,682
Year ended 08/31/04           1.00        0.01         (0.00)        0.01       (0.01)       1.00       0.91         37,117
______________________________________________________________________________________________________________________________
==============================================================================================================================

                               RATIO OF         RATIO OF
                               EXPENSES         EXPENSES     RATIO OF NET
                              TO AVERAGE     TO AVERAGE NET   INVESTMENT
                              NET ASSETS     ASSETS WITHOUT     INCOME
                           WITH FEE WAIVERS    FEE WAIVERS    TO AVERAGE
                            AND/OR EXPENSE   AND/OR EXPENSE   NET ASSETS
-------------------------------------------------------------------------
PREMIER PORTFOLIO
Six months ended 02/28/09        0.21%(c)         0.29%(c)       1.85%(c)
Year ended 08/31/08              0.17             0.25           3.62
Year ended 08/31/07              0.17             0.25           5.23
Year ended 08/31/06              0.17             0.25           4.74
Year ended 08/31/05              0.20             0.25           2.34
Year ended 08/31/04              0.20             0.25           1.00
-------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Six months ended 02/28/09        0.19%(c)         0.27%(c)       1.15%(c)
Year ended 08/31/08              0.17             0.25           2.60
Year ended 08/31/07              0.17             0.25           5.13
Year ended 08/31/06              0.17             0.25           4.34
Year ended 08/31/05              0.52             0.96           1.98
Year ended 08/31/04(d)           0.85             1.50           0.29
-------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Six months ended 02/28/09        0.28%(c)         0.28%(c)       1.90%(c)
Year ended 08/31/08              0.25             0.25           2.48
Year ended 08/31/07              0.25             0.25           3.46
Year ended 08/31/06              0.25             0.25           2.99
Year ended 08/31/05              0.25             0.25           1.88
Year ended 08/31/04              0.25             0.25           0.90
_________________________________________________________________________
=========================================================================




(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $99,178, $33,511 and $25,973 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
(d) On November 25, 2003, the Fund was restructured from a separate series of AIM Money Market Funds, Inc., formerly known as Invesco Money Market Funds, Inc. to a new series portfolio of the Trust at such time the advisory fee was modified to be a unitary type fee of 0.25%.


26        AIM TREASURER'S SERIES TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


27        AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE
                                                    ACTUAL                     EXPENSES)
                                          ------------------------------------------------------
                             BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                           ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      INVESTOR CLASS         (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
------------------------------------------------------------------------------------------------------------
    Premier Portfolio        $1,000.00      $1,009.50       $1.05       $1,023.75       $1.05        0.21%
------------------------------------------------------------------------------------------------------------
 Premier U.S. Government
      Money Portfolio         1,000.00       1,006.80        0.95        1,023.85        0.95        0.19
------------------------------------------------------------------------------------------------------------
    Premier Tax-Exempt
         Portfolio            1,000.00       1,009.10        1.39        1,023.41        1.40        0.28
------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


28        AIM TREASURER'S SERIES TRUST

[GO PAPERLESS GRAPHIC]

GO PAPERLESS WITH EDELIVERY

Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that's all about eeees:

- ENVIRONMENTALLY FRIENDLY. Go green by reducing the number of trees used to produce paper.

- ECONOMICAL. Help reduce your fund's printing and delivery expenses and put more capital back in your fund's returns.

- EFFICIENT. Stop waiting for regular mail. Your documents will be sent via email as soon as they're available.

- EASY. Download, save and print files using your home computer with a few clicks of your mouse.

This service is provided by Invesco Aim Investment Services, Inc.

FUND HOLDINGS AND PROXY VOTING  INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim-service mark-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

[INVESCO AIM LOGO]
 - SERVICE MARK -

           invescoaim.com I-TST-SAR-1 Invesco Aim Distributors, Inc.

[INVESCO AIM LOGO]        INSTITUTIONAL CLASS
 - SERVICE MARK -         AIM TREASURER'S SERIES TRUST (ATST)
                          Premier Portfolio
                          Premier U.S. Government Money Portfolio
                          Premier Tax-Exempt Portfolio

                          Semiannual Report to Shareholders - February 28, 2009

                               [MOUNTAIN GRAPHIC]

 2                 Fund Data
 3                 Letters to Shareholders
 4                 Schedule of Investments
18                 Financial Statements
21                 Notes to Financial Statements
26                 Financial Highlights
28                 Fund Expenses

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESCO AIM CASH MANAGEMENT IS A BRAND NAME ENCOMPASSING PRODUCTS AND SERVICES PROVIDED BY ONE OR MORE SUBSIDIARIES OF INVESCO LTD.

UNLESS OTHERWISE STATED, INFORMATION PRESENTED IN THIS REPORT IS AS OF FEBRUARY 28, 2009, AND IS BASED ON TOTAL NET ASSETS. UNLESS OTHERWISE STATED, ALL DATA PROVIDED BY INVESCO AIM.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

FUND DATA

INSTITUTIONAL CLASS DATA AS OF 2/28/09

                                                YIELDS
                                             7-DAY SEC YIELDS
                                              HAD FEES NOT               WEIGHTED AVERAGE MATURITY
                                           BEEN WAIVED AND/OR           RANGE DURING   AT REPORTING
                                   7-DAY      EXPENSES NOT     MONTHLY    REPORTING       PERIOD
FUND                            SEC YIELDS  BEEN REIMBURSED     YIELDS     PERIOD           END      TOTAL NET ASSETS
Premier                            0.84%          0.76%         0.85%    21 - 59 days     45 days       $4.0 billion
Premier
U.S. Government Money              0.56           0.48          0.57     17 - 43 days     32 days        1.4 billion
Premier Tax-Exempt                 0.75            N/A          0.64     15 - 30 days     27 days      224.7 million

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Investment return will vary. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Monthly yields represent annualized results for the month, net of fees and expenses, and exclude any realized capital gains or losses.

2. AIM TREASURER'S SERIES TRUST

[CROCKETT PHOTO]

Bruce Crockett

Dear Fellow Shareholders:

Since my last letter, continuing troubles in the global economy and financial markets have negatively affected all investors. Even with the stimulus efforts, considerable anxiety remains about how, when and what kind of a recovery will occur. While no one likes to see investment values decline as sharply as they have recently in many global markets, we can find some consolation in the knowledge that our fund investments are more transparent, more comprehensively governed, and more closely regulated than most other kinds of investments.

      We want to take this opportunity to provide a brief update on our money market funds, which are committed to providing safety, liquidity and yield. These funds' conservative investment philosophy, in place for over 28 years, has served our clients well during this very difficult market environment. For example, since the start of the global credit and liquidity crisis in 2007:

- All portfolios have maintained $1.00 net asset values (NAV) at all times in all of our money market funds;

- All redemption requests were made without interruption in all of our money market funds;

- Invesco Aim did not have to purchase any securities out of any money market fund;

- Invesco Aim did not have to provide any form of capital support to any money market fund; and

- No securities experienced downgrades below Tier 1 quality in any money market fund.

      Your Board has already begun the annual review and management contract renewal process with the continuing goal of making the AIM Funds one of the best and most cost-effective ways for you to invest.

      Please feel free to contact me in writing with your questions or concerns. You can send an email to me at bruce@brucecrockett.com.

Best regards,

/s/ BRUCE L. CROCKETT

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

[KELLEY PHOTO]

Karen Dunn Kelley

Dear Shareholders:

As I write this letter, the turbulence and uncertainty that characterized financial and credit markets in 2008 continues -- and appears likely to continue for the foreseeable future. Global economic weakness, generally disappointing corporate earnings and credit market turmoil prompted investors to become increasingly risk averse during the six months ended February
28, 2009.

      At the same time investors were pouring money into the relative safety of short-term fixed-income instruments, such as money market funds, the U.S. Federal Reserve (the Fed), in concert with other central banks around the globe, was sharply reducing short-term interest rate targets in an effort to stimulate the economy. This increased demand for short-term fixed-income instruments, together with aggressive action by the Fed, caused money market yields to decline sharply during the reporting period.

      The extraordinary economic and market challenges we face have been met with extraordinary government actions intended to bolster investor confidence, provide much-needed liquidity to the credit markets and jumpstart the economy.

      Regardless of economic or market conditions, Invesco Aim Cash Management, part of Invesco Worldwide Fixed Income, continues to emphasize that safety is of paramount importance to the investment process for all of our money market funds. Our conservative investment philosophy, which has been in place for more than 28 years, has always focused on, and will always focus on, providing safety, liquidity and yield -- in that order -- to our money market fund investors.

      All of us at Invesco Aim Worldwide Fixed Income are dedicated to helping our clients achieve their short-term cash management needs. We are also dedicated to excellence in customer service. Should you have questions about this report or your account, please contact one of our Cash Management representatives at 800 659 1005.

Sincerely,

/s/ Karen Dunn Kelley

Karen Dunn Kelley
CEO, Invesco Worldwide Fixed Income

3.    AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

PREMIER PORTFOLIO


                                                                            PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER-68.86%(a)

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/LEASES-8.44%(b)(c)

  Amstel Funding Corp.                                 2.50%    04/29/09   $   138,000   $  137,434,583
-------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.                           0.70%    05/01/09        75,000       74,911,042
-------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.                           0.75%    05/04/09        50,000       49,933,333
-------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.                           0.75%    05/13/09        40,000       39,939,167
-------------------------------------------------------------------------------------------------------
  Atlantis One Funding Corp.                           0.75%    05/20/09        50,000       49,916,667
=======================================================================================================
                                                                                            352,134,792
=======================================================================================================


ASSET-BACKED SECURITIES-FULLY SUPPORTED BANK-14.12%(b)

  Concord Minutemen Capital Co., LLC-Series A,
     (Multi CEP's-Liberty Hampshire Co., LLC;
     agent)                                            1.25%    05/22/09        50,000       49,857,639
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          1.65%    03/02/09        25,000       24,998,854
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          0.85%    03/17/09        45,000       44,983,000
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          0.90%    03/24/09        50,000       49,971,250
-------------------------------------------------------------------------------------------------------
  Crown Point Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          1.05%    04/13/09        75,000       74,905,937
-------------------------------------------------------------------------------------------------------
  Grampian Funding Ltd./LLC (CEP-Lloyds TSB Bank
     PLC)(c)                                           0.50%    03/02/09        50,000       49,999,306
-------------------------------------------------------------------------------------------------------
  Legacy Capital Co., LLC-Series A, (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          1.05%    04/14/09        80,000       79,897,333
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          2.30%    03/09/09        86,000       85,956,044
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          0.85%    03/16/09        45,000       44,984,063
-------------------------------------------------------------------------------------------------------
  Lexington Parker Capital Co., LLC (Multi
     CEP's-Liberty Hampshire Co., LLC; agent)          0.95%    04/09/09        50,000       49,948,542
-------------------------------------------------------------------------------------------------------
  Variable Funding Capital Co., LLC (CEP-Wells
     Fargo Bank, N.A.)                                 0.30%    03/16/09        33,936       33,931,758
=======================================================================================================
                                                                                            589,433,726
=======================================================================================================


ASSET-BACKED SECURITIES-MULTI-PURPOSE-20.21%(b)

  Amsterdam Funding Corp.                              0.85%    05/04/09       125,000      124,811,111
-------------------------------------------------------------------------------------------------------
  Amsterdam Funding Corp.                              0.85%    05/28/09        35,000       34,927,278
-------------------------------------------------------------------------------------------------------
  Atlantic Asset Securitization, LLC                   0.62%    04/23/09        23,930       23,908,157
-------------------------------------------------------------------------------------------------------
  Clipper Receivables Co., LLC                         0.70%    03/06/09       150,000      149,985,417
-------------------------------------------------------------------------------------------------------
  Enterprise Funding Co., LLC                          0.30%    03/18/09        67,619       67,609,421
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC                     0.85%    04/20/09        50,000       49,940,972
-------------------------------------------------------------------------------------------------------
  Gemini Securitization Corp., LLC                     0.80%    04/29/09       100,000       99,868,889
-------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(c)                                           0.70%    03/17/09        50,000       49,984,444
-------------------------------------------------------------------------------------------------------
  Thames Asset Global Securitization No. 1,
     Inc.(c)                                           0.75%    04/07/09        24,286       24,267,279
-------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(c)                               0.55%    03/13/09       150,917      150,889,332
-------------------------------------------------------------------------------------------------------
  Tulip Funding Corp.(c)                               0.85%    04/15/09        67,369       67,297,420
=======================================================================================================
                                                                                            843,489,720
=======================================================================================================


ASSET-BACKED SECURITIES-SECURITIES-8.25%(b)

  Cancara Asset Securitisation Ltd./LLC(c)             1.40%    03/10/09        25,000       24,991,250
-------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(c)             1.00%    03/23/09        50,000       49,969,445
-------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(c)             1.00%    03/24/09        40,000       39,974,444
-------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(c)             0.90%    04/07/09        35,000       34,967,625
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM TREASURER'S SERIES TRUST

                                                                            PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-SECURITIES-(CONTINUED)

  Cancara Asset Securitisation Ltd./LLC(c)             1.00%    04/24/09   $    29,500   $   29,455,750
-------------------------------------------------------------------------------------------------------
  Cancara Asset Securitisation Ltd./LLC(c)             1.05%    05/07/09        30,000       29,941,375
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.                                0.40%    03/09/09        75,056       75,049,328
-------------------------------------------------------------------------------------------------------
  Newport Funding Corp.                                0.80%    04/06/09        60,000       59,952,000
=======================================================================================================
                                                                                            344,301,217
=======================================================================================================


DIVERSIFIED BANKS-10.99%(C)

  Banco Bilbao Vizcaya Argentaria, S.A.                0.82%    04/13/09        74,000       73,927,521
-------------------------------------------------------------------------------------------------------
  Calyon North America Inc.                            1.23%    03/31/09        50,000       49,948,750
-------------------------------------------------------------------------------------------------------
  ING (US) Funding LLC                                 0.60%    03/13/09       100,000       99,980,000
-------------------------------------------------------------------------------------------------------
  Landesbank Baden-Wurttemberg                         0.55%    03/12/09        50,000       49,991,597
-------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)          0.73%    03/31/09        50,000       49,969,583
-------------------------------------------------------------------------------------------------------
  National Australia Funding Delaware Inc.(b)          0.64%    04/20/09        85,000       84,924,445
-------------------------------------------------------------------------------------------------------
  Societe Generale North America, Inc.                 0.95%    05/04/09        50,000       49,915,556
=======================================================================================================
                                                                                            458,657,452
=======================================================================================================


LIFE & HEALTH INSURANCE-1.80%

  Metlife Short Term Funding, LLC(b)                   0.85%    03/18/09        75,000       74,969,896
=======================================================================================================


REGIONAL BANKS-5.05%(B)(C)

  ANZ National (Int'l) Ltd.                            0.76%    04/20/09        86,349       86,257,854
-------------------------------------------------------------------------------------------------------
  ANZ National (Int'l) Ltd.                            1.09%    05/11/09       125,000      124,731,285
=======================================================================================================
                                                                                            210,989,139
=======================================================================================================
     Total Commercial Paper (Cost $2,873,975,942)                                         2,873,975,942
=======================================================================================================



CERTIFICATES OF DEPOSIT-25.60%

  Banco Bilbao Vizcaya Argentaria, S.A.                2.63%    03/09/09        30,000       30,000,066
-------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                2.27%    05/11/09        25,000       25,000,489
-------------------------------------------------------------------------------------------------------
  Banco Bilbao Vizcaya Argentaria, S.A.                0.85%    07/15/09        50,000       50,001,881
-------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.42%    05/22/09        50,000       50,001,132
-------------------------------------------------------------------------------------------------------
  BNP Paribas                                          1.74%    06/18/09        48,500       48,501,456
-------------------------------------------------------------------------------------------------------
  BNP Paribas (United Kingdom)(c)                      1.20%    07/29/09        50,000       50,002,071
-------------------------------------------------------------------------------------------------------
  Caylon                                               1.65%    04/22/09        50,000       50,000,718
-------------------------------------------------------------------------------------------------------
  Caylon                                               1.84%    06/29/09        25,000       25,000,826
-------------------------------------------------------------------------------------------------------
  Caylon                                               1.30%    07/29/09        50,000       50,000,000
-------------------------------------------------------------------------------------------------------
  Caylon                                               1.41%    08/11/09        25,000       25,001,124
-------------------------------------------------------------------------------------------------------
  HSBC Bank PLC (United Kingdom)(c)                    1.03%    04/02/09        50,000       50,000,443
-------------------------------------------------------------------------------------------------------
  National Australia Bank Ltd. (United Kingdom)(c)     1.25%    04/22/09        50,000       50,000,719
-------------------------------------------------------------------------------------------------------
  Rabobank Nederland                                   0.76%    05/11/09       100,000      100,001,968
-------------------------------------------------------------------------------------------------------
  Royal Bank of Canada(d)                              2.12%    12/16/09        50,000       50,000,000
-------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                        2.45%    03/05/09        50,000       50,000,000
-------------------------------------------------------------------------------------------------------
  Royal Bank of Scotland PLC(d)                        0.75%    08/06/09       100,000      100,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale                                     1.00%    05/11/09        25,000       25,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale                                     0.93%    05/26/09        55,000       55,000,000
-------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(c)                 0.65%    04/14/09        50,000       50,000,610
-------------------------------------------------------------------------------------------------------
  Societe Generale (United Kingdom)(c)                 0.76%    05/15/09        35,000       35,000,546
-------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM TREASURER'S SERIES TRUST

                                                                            PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE        (000)           VALUE
-------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                2.05%    06/16/09   $    25,000   $   25,000,735
-------------------------------------------------------------------------------------------------------
  Toronto-Dominion Bank                                1.90%    10/02/09        25,000       25,001,472
=======================================================================================================
  Westpac Banking Corp.                                1.20%    03/16/09        50,000       50,000,208
=======================================================================================================
     Total Certificates of Deposit (Cost
       $1,068,516,464)                                                                    1,068,516,464
=======================================================================================================



MEDIUM-TERM NOTES-4.79%(D)

  Bank of America Corp., Sr. Unsec. Floating Rate
     MTN                                               1.59%    03/24/09        50,000       49,999,416
-------------------------------------------------------------------------------------------------------
  ING Bank N.V., Sr. Unsec. Floating Rate MTN(c)       2.22%    09/16/09        50,000       50,000,000
-------------------------------------------------------------------------------------------------------
  Wachovia Bank N.A., Sr. Unsec. Floating Rate MTN     1.54%    03/23/09        50,000       50,024,003
-------------------------------------------------------------------------------------------------------
  Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate
     MTN                                               0.91%    09/08/09        50,000       50,000,000
=======================================================================================================
     Total Medium-Term Notes (Cost $200,023,419)                                            200,023,419
=======================================================================================================



VARIABLE RATE DEMAND NOTES-0.10%(e)

LETTER OF CREDIT ENHANCED-0.10%(f)

  Colorado (State of) Health Facilities Authority
     (Bethesda Living Centers-Viewpointe); Series
     2004 C, Ref. Taxable RB (LOC-Bank of America,
     N.A.)                                             1.00%    08/01/30         2,450        2,450,000
-------------------------------------------------------------------------------------------------------
  Ray, R.G. Corp.; Series 2000, Taxable RB
     (LOC-Bank of America, N.A.)                       0.85%    01/01/15         1,885        1,885,000
=======================================================================================================
     Total Variable Rate Demand Notes (Cost
       $4,335,000)                                                                            4,335,000
=======================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-99.36% (Cost $4,146,850,825)                                                4,146,850,825
=======================================================================================================


                                                                            REPURCHASE
                                                                              AMOUNT


REPURCHASE AGREEMENTS-0.57%(g)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898,147,828 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,936,067,768; 0%-5.50%, 03/05/09-
     12/14/22) (Cost $23,654,896)                      0.27%    03/02/09    23,655,428       23,654,896
=======================================================================================================
TOTAL INVESTMENTS-99.92% (Cost
  $4,170,505,721)(h)(i)                                                                   4,170,505,721
=======================================================================================================
OTHER ASSETS LESS LIABILITIES-0.08%                                                           3,135,812
=======================================================================================================
NET ASSETS-100.00%                                                                       $4,173,641,533
_______________________________________________________________________________________________________
=======================================================================================================



Investment Abbreviations:

CEP     - Credit Enhancement Provider
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RB      - Revenue Bonds
Ref.    - Refunding
Sr.     - Senior
Unsec.  - Unsecured


Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $2,515,279,670, which represented 60.27% of the Fund's Net Assets.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 17.3%; United Kingdom: 13.6%; Australia: 8.3% other countries less than 5% each: 5.4%.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(f) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)   Principal amount equals value at period end. See Note 1J.
(h)   Also represents cost for federal income tax purposes.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM TREASURER'S SERIES TRUST

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                         PERCENTAGE
     -------------------------------------------------------------------------------------------
     Tulip Funding Corp.                                                                  5.2%
     -------------------------------------------------------------------------------------------
     Societe Generale                                                                     5.1
     -------------------------------------------------------------------------------------------
     Atlantis One Funding Corp.                                                           5.1
     -------------------------------------------------------------------------------------------
     ANZ National (Int'l) Ltd.                                                            5.1
     -------------------------------------------------------------------------------------------
     Cancara Asset Securitisation Ltd./LLC                                                5.0
     -------------------------------------------------------------------------------------------



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  10.9%
-------------------------------------------------------------------------
8-30                                                                 29.3
-------------------------------------------------------------------------
31-90                                                                52.6
-------------------------------------------------------------------------
91-180                                                                6.6
-------------------------------------------------------------------------
181+                                                                  0.6
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                             PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE         (000)           VALUE
--------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-74.24%

FEDERAL FARM CREDIT BANK (FFCB)-10.05%(a)

  Floating Rate Bonds                                  0.29%    03/17/09   $     22,000   $   21,989,921
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.95%    05/19/09         20,000       20,000,000
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.51%    08/28/09         10,000       10,000,000
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  1.25%    11/12/09         25,000       25,000,000
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%    12/21/09         10,000        9,888,659
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.72%    12/21/09         25,000       25,000,000
--------------------------------------------------------------------------------------------------------
  Floating Rate Bonds                                  0.32%    12/28/09         35,000       34,905,861
========================================================================================================
                                                                                             146,784,441
========================================================================================================


FEDERAL HOME LOAN BANK (FHLB)-37.60%

  Unsec. Bonds                                         2.85%    03/04/09          5,000        5,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         2.38%    03/10/09         10,000       10,000,380
--------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         3.25%    03/30/09         15,000       15,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Bonds                                         3.24%    04/03/09          5,000        5,000,424
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.10%    03/02/09         10,000        9,999,694
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.20%    03/13/09         10,000        9,996,000
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.30%    03/31/09         15,000       14,996,250
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                3.10%    04/13/09          5,000        4,981,486
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                2.50%    04/14/09         10,000        9,969,444
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                3.00%    04/21/09         10,000        9,957,500
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.39%    04/24/09         20,000       19,988,300
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.24%    04/28/09         30,000       29,988,400
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.41%    05/06/09         30,000       29,977,450
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.50%    05/11/09         10,000        9,970,417
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.29%    05/21/09         30,000       29,980,425
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%    06/29/09          5,000        4,993,334
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%    07/01/09         15,000       14,974,583
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.40%    07/08/09          5,000        4,992,833
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.55%    10/09/09          5,000        4,983,042
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.28%    03/04/09         12,400       12,398,937
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.43%    03/20/09         10,000       10,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.48%    03/27/09         25,000       25,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        1.47%    04/01/09         25,000       25,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.57%    07/07/09         25,000       24,992,099
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        2.19%    09/10/09         17,050       17,093,995
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        1.37%    11/18/09         10,000       10,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.58%    01/19/10         20,000       20,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.72%    02/04/10         50,000       50,000,000
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Bonds(a)                        0.86%    02/26/10         25,000       24,996,728
--------------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM TREASURER'S SERIES TRUST

                                                                             PRINCIPAL
                                                     INTEREST   MATURITY      AMOUNT
                                                       RATE       DATE         (000)           VALUE
--------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-(CONTINUED)

  Unsec. Floating Rate Global Bonds(a)                 1.05%    05/27/09   $      3,000   $    3,000,247
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.38%    08/13/09          7,300        7,298,641
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.40%    08/21/09         30,000       29,981,914
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.39%    12/23/09         30,000       29,970,349
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Bonds(a)                 0.33%    12/28/09         15,000       14,996,399
========================================================================================================
                                                                                             549,479,271
========================================================================================================


FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-16.12%

  Series M006, Class A, Taxable Multi-Family VRD
     Ctfs.(c)                                          1.70%    10/15/45         27,476       27,475,790
--------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                            1.09%    03/02/09         10,000        9,999,697
--------------------------------------------------------------------------------------------------------
  Sr. Unsec. Disc. Notes(b)                            1.15%    03/06/09          6,300        6,298,994
--------------------------------------------------------------------------------------------------------
  Sr. Unsec. Medium-Term Notes                         0.50%    04/30/09          8,788        8,780,567
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.30%    04/01/09          6,515        6,507,707
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.10%    05/06/09         18,825       18,787,036
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.46%    06/09/09         25,000       24,968,055
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.46%    06/15/09         10,000        9,986,456
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.46%    06/19/09         25,000       24,964,861
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.47%    06/25/09          7,500        7,488,521
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.45%    06/30/09         10,000        9,984,875
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.70%    09/14/09          5,000        4,980,847
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.70%    09/21/09          5,428        5,406,469
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                 0.37%    10/08/09         10,000        9,992,265
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                 0.40%    10/19/09         10,000        9,999,528
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                 0.36%    12/16/09         25,000       24,926,771
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Medium-Term Notes(a)            1.10%    02/09/10         25,000       25,000,000
========================================================================================================
                                                                                             235,548,439
========================================================================================================


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-10.47%

  Sr. Unsec. Disc. Notes(b)                            0.95%    03/11/09          5,000        4,998,681
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                2.10%    04/08/09          8,300        8,281,602
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.22%    05/01/09         15,000       14,994,408
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.31%    05/26/09         30,000       29,977,783
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.32%    06/03/09         10,000        9,991,644
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                0.50%    06/04/09         10,000        9,986,806
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                3.20%    10/07/09          5,000        4,902,222
--------------------------------------------------------------------------------------------------------
  Unsec. Disc. Notes(b)                                1.00%    12/03/09         10,000        9,923,056
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Global Notes(a)                 1.24%    07/13/10         40,000       39,981,134
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                        0.47%    10/07/09         10,000        9,998,187
--------------------------------------------------------------------------------------------------------
  Unsec. Floating Rate Notes(a)                        1.27%    10/27/09         10,000       10,000,000
--------------------------------------------------------------------------------------------------------
                                                                                             153,035,523
========================================================================================================
     Total U.S. Government Sponsored Agency
       Securities (Cost $1,084,847,674)                                                    1,084,847,674
========================================================================================================


U.S. TREASURY BILLS-1.71%

  U.S. Treasury Bills (Cost $24,963,823)(b)            0.35%    07/30/09         25,000       24,963,823
========================================================================================================
TOTAL INVESTMENTS (excluding Repurchase
  Agreements)-75.95% (Cost $1,109,811,497)                                                 1,109,811,497
========================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM TREASURER'S SERIES TRUST

                                                     INTEREST   MATURITY    REPURCHASE
                                                       RATE       DATE        AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------


REPURCHASE AGREEMENTS-24.03%(d)

  Barclays Capital Inc., Joint agreement dated
     02/27/09, aggregate maturing value
     $1,898147,828
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,936,067,768;
     0%-5.50%, 03/05/09-12/14/22)                      0.27%    03/02/09   $101,189,231   $  101,186,954
--------------------------------------------------------------------------------------------------------
  BNP Paribas Securities Corp., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,099; 0%-6.63%, 04/03/09-
     11/23/35)                                         0.27%    03/02/09     75,001,688       75,000,000
--------------------------------------------------------------------------------------------------------
  HSBC Securities (USA) Inc., Joint agreement
     dated 02/27/09, aggregate maturing value
     $1,000,022,500 (collateralized by U.S.
     Government sponsored agency obligations
     valued at $1,020,003,870; 0%-10.70%,
     08/15/09-07/15/37)                                0.27%    03/02/09    100,002,250      100,000,000
--------------------------------------------------------------------------------------------------------
  Societe Generale, Agreement dated 02/27/09,
     aggregate maturing value $1,000,022,500
     (collateralized by U.S. Government sponsored
     agency obligations valued at $1,020,000,666;
     0%-7.00%, 03/03/09-08/06/38)                      0.27%    03/02/09     75,001,687       75,000,000
========================================================================================================
     Total Repurchase Agreements (Cost
       $351,186,954)                                                                         351,186,954
========================================================================================================
TOTAL INVESTMENTS-99.98% (Cost $1,460,998,451)(e)                                          1,460,998,451
========================================================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                                                              352,656
========================================================================================================
NET ASSETS-100.00%                                                                        $1,461,351,107
________________________________________________________________________________________________________
========================================================================================================




Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discounted
Sr.     - Senior
Unsec.  - Unsecured
VRD     - Variable Rate Demand


Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(d)   Principal amount equals value at period end. See Note 1J.
(e)   Also represents cost for federal income tax purposes.

FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



----------------------------------------------------------------------------
1-7                                                                   63.10%
----------------------------------------------------------------------------
8-30                                                                   4.80
----------------------------------------------------------------------------
31-90                                                                 19.90
----------------------------------------------------------------------------
91-180                                                                10.10
----------------------------------------------------------------------------
181+                                                                   2.10
____________________________________________________________________________
============================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM TREASURER'S SERIES TRUST

SCHEDULE OF INVESTMENTS

February 28, 2009
(Unaudited)

PREMIER TAX-EXEMPT PORTFOLIO


                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-94.59%

ALABAMA-1.59%

  Gardendale (City of) (Woodbrook Apartments);
     Series 2002 D, Ref. VRD MFH RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.68%    10/01/32    $   500    $    500,000
---------------------------------------------------------------------------------------------------
  Oxford (City of); Series 2003, Unlimited Tax VRD
     GO Wts. (LOC-Branch Banking & Trust
     Co.)(a)(b)                                        0.85%    07/01/15      1,080       1,080,000
---------------------------------------------------------------------------------------------------
  Tuscaloosa (City of) Health Care Authority (Pine
     Valley, LLC); Series 2004, Ref. Retirement
     Center VRD RB (LOC-Royal Bank of
     Canada)(a)(b)(c)                                  0.77%    09/01/14      2,385       2,385,000
===================================================================================================
                                                                                          3,965,000
===================================================================================================


ALASKA-2.40%

  Wachovia MERLOTs (Alaska (State of) Housing
     Finance Corp.); Series 1999 D, VRD
     RB(a)(d)(e)                                       2.15%    06/01/49      6,000       6,000,000
===================================================================================================


ARKANSAS-0.81%

  Clarksville (City of) (Baldor Electric Co.);
     Series 1998, Ref. VRD Industrial Development
     RB (LOC-SunTrust Bank)(a)(b)(e)(f)                1.27%    08/01/13      2,025       2,025,000
===================================================================================================


COLORADO-1.79%

  Broomfield Village Metropolitan District No. 2;
     Series 2003 A, Ref. VRD Special RB
     (LOC-Compass Bank)(a)(b)                          0.92%    07/01/32      1,700       1,700,000
---------------------------------------------------------------------------------------------------
  Colorado (State of) Educational & Cultural
     Facilities Authority (Trinity School of
     Durham and Chapel Hill); Series 2006, VRD RB
     (LOC-Branch Banking & Trust Co.)(a)(b)            0.68%    09/01/26      1,500       1,500,000
---------------------------------------------------------------------------------------------------
  Colorado (State of) Housing and Finance
     Authority (Genesis Innovations, LLC and
     Saddlenotch, LLC); Series 2001, Economic
     Development VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)(f)                                    1.78%    09/01/21        175         175,000
---------------------------------------------------------------------------------------------------
  Triview Metropolitan District; Series 2003 A,
     Ref. & Improvement Unlimited Tax VRD GO
     (LOC-Compass Bank)(a)(b)                          0.67%    11/01/23      1,100       1,100,000
===================================================================================================
                                                                                          4,475,000
===================================================================================================


FLORIDA-7.21%

  Broward (County of) Educational Facilities
     Authority (Nova Southeastern University,
     Inc.); Series 2002 A, VRD RB (LOC-SunTrust
     Bank)(a)(b)                                       0.82%    04/01/22      1,855       1,855,000
---------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Charleston Landings Apartments); Series 2001
     I-A, Ref. VRD MFH RB (CEP-Federal Home Loan
     Mortgage Corp.)(a)                                0.65%    07/01/31        700         700,000
---------------------------------------------------------------------------------------------------
  Florida (State of) Housing Finance Corp.
     (Lighthouse Bay Apartments); Series 2002 N-1,
     Ref. VRD Multifamily Mortgage RB (CEP-Federal
     Home Loan Mortgage Corp.)(a)                      0.65%    11/01/32        640         640,000
---------------------------------------------------------------------------------------------------
  Jacksonville (City of) Health Facilities
     Authority (University of Florida Jacksonville
     Physicians, Inc.); Series 2002, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.70%    06/01/22      3,900       3,900,000
---------------------------------------------------------------------------------------------------
  Martin (County of) Industrial Development
     Authority (Young Men's Christian Association
     of the Treasure Coast, Florida, Inc.); Series
     2001, VRD RB (LOC-SunTrust Bank)(a)(b)            1.07%    10/01/16      1,725       1,725,000
---------------------------------------------------------------------------------------------------
  Orange (County of) Housing Finance Authority
     (Windsor Pines Apartments); Series 2000 E,
     VRD MFH RB (LOC-Bank of America,
     N.A.)(a)(b)(f)                                    0.99%    03/01/35      1,200       1,200,000
---------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Azalea Place Apartments); Series 1999 A, VRD
     MFH RB (CEP-Federal Home Loan Mortgage
     Corp.)(a)(e)(f)                                   1.23%    12/01/32      3,000       3,000,000
---------------------------------------------------------------------------------------------------
  Palm Beach (County of) Housing Finance Authority
     (Emerald Bay Club Apartments); Series 2004,
     Ref. VRD MFH RB (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.60%    06/01/30      5,000       5,000,000
===================================================================================================
                                                                                         18,020,000
===================================================================================================


GEORGIA-6.30%

  Atlanta (City of); Series 1999 A, Water &
     Wastewater RB(g)(h)                               5.00%    05/01/09      1,045       1,060,395
---------------------------------------------------------------------------------------------------
  Dekalb (County of) Development Authority
     (American Cancer Society, Georgia Division,
     Inc.); Series 1992, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                    0.72%    09/01/17      1,100       1,100,000
---------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)

  Dekalb (County of) Development Authority (YMCA
     of Metropolitan Atlanta, Inc.); Series 1995,
     VRD RB (LOC-SunTrust Bank)(a)(b)                  0.68%    06/01/20    $ 2,515    $  2,515,000
---------------------------------------------------------------------------------------------------
  Floyd (County of) Development Authority (Berry
     College, Inc.); Series 2002, VRD RB
     (LOC-SunTrust Bank)(a)(b)                         0.72%    08/01/22      1,400       1,400,000
---------------------------------------------------------------------------------------------------
  Fulton (County of) Development Authority (Doris
     & Alex Weber Jewish Community High School,
     Inc.); Series 2006, VRD RB (LOC-Branch
     Banking & Trust Co.)(a)(b)                        0.68%    12/01/30      4,600       4,600,000
---------------------------------------------------------------------------------------------------
  Gwinnett (County of) Housing Authority
     (Palisades at Satellite Crossing Apartments);
     Series 2006, Ref. VRD MFH RB (LOC-SunTrust
     Bank)(a)(b)(f)                                    1.10%    03/01/41      1,000       1,000,000
---------------------------------------------------------------------------------------------------
  Liberty (County of) Industrial Authority (Hy-Sil
     Manufacturing Co., Inc.); Series 2001 A, VRD
     RB (LOC-SunTrust Bank)(a)(b)(f)                   1.27%    03/01/16      1,570       1,570,000
---------------------------------------------------------------------------------------------------
  Marietta (City of) Housing Authority (Wood Knoll
     Apartments); Series 1994, Ref. VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)         0.80%    07/01/24      1,200       1,200,000
---------------------------------------------------------------------------------------------------
  Smyrna (City of) Housing Authority (The Hills of
     Post Village); Series 1995, VRD MFH RB
     (CEP-Federal National Mortgage
     Association)(a)                                   0.67%    06/01/25        500         500,000
---------------------------------------------------------------------------------------------------
  Tallapoosa (City of) Development Authority
     (United States Can Co.); Series 1994, Ref.
     VRD IDR (LOC-Deutsche Bank A.G.)(a)(b)(c)         1.13%    02/01/15        800         800,000
===================================================================================================
                                                                                         15,745,395
===================================================================================================


IDAHO-0.80%

  Custer (County of) (Standard Oil Co.); Series
     1983, PCR(c)                                      3.00%    10/01/09      2,000       2,000,000
===================================================================================================


ILLINOIS-16.01%

  Arcola (City of) (Herff Jones, Inc.); Series
     1994, VRD IDR (LOC-PNC Bank,
     N.A.)(a)(b)(e)(f)                                 1.00%    06/01/19      3,500       3,500,000
---------------------------------------------------------------------------------------------------
  Chicago (City of) (Churchview Supportive Living
     Facility); Series 2003, VRD MFH RB
     (LOC-Harris Bank, N.A.)(a)(b)(e)(f)               1.07%    03/01/33      3,000       3,000,000
---------------------------------------------------------------------------------------------------
  Eagle Tax-Exempt Trust (Regional Transportation
     Authority); Series 2000-1303, Class A, VRD
     COP(a)(d)(e)                                      1.07%    07/01/23      2,000       2,000,000
---------------------------------------------------------------------------------------------------
  East Dundee (Village of) (Kreis Tool &
     Manufacturing Co., Inc.); Series 1997, VRD
     IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(f)      1.78%    06/01/27      1,320       1,320,000
---------------------------------------------------------------------------------------------------
  Fox Valley Park District; Series 2009, Unlimited
     Tax GO                                            2.50%    12/15/09        700         706,891
---------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Cloverhill Pastry Vend Corp.);
     Series 1993, VRD IDR (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)(f)                              2.42%    12/01/13      1,880       1,880,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (James Jordan Boys & Girls Club and
     Family Life Center); Series 1995, VRD RB
     (LOC-JPMorgan Chase Bank, N.A., Bank of
     America N.A.)(a)(b)(e)                            0.63%    08/01/30      4,700       4,700,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Sinai Community Institute, Inc.);
     Series 1997, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)                                    0.65%    03/01/22      5,000       5,000,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Development Finance
     Authority (Teachers Academy for Mathematics &
     Science); Series 2001, VRD RB (LOC-JPMorgan
     Chase Bank, N.A.)(a)(b)                           1.13%    02/01/21      2,080       2,080,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Educational Facilities
     Authority (ACI/Cultural Pooled Financing);
     Series 1998, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)                                       0.65%    03/01/28        500         500,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Advocate
     Health Care Network); Series 2008 A-2, VRD
     RB(a)                                             0.75%    11/01/30        750         750,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Loyola
     University of Chicago Financing Program);
     Series 2008, Commercial Paper RN
     (LOC-JPMorgan Chase Bank, N.A.)(b)                1.50%    05/05/09      1,500       1,500,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Finance Authority (Metform,
     LLC); Series 2004, VRD IDR (LOC-Bank of
     America, N.A.)(a)(b)(f)                           1.78%    05/01/14        250         250,000
---------------------------------------------------------------------------------------------------
  Illinois (State of) Health Facilities Authority
     (Memorial Medical Center); Series 1985 C, VRD
     RB (LOC-JPMorgan Chase Bank, N.A.)(a)(b)          0.65%    01/01/16      2,000       2,000,000
---------------------------------------------------------------------------------------------------
  Morton Grove (Village of) Cultural Facility
     (Illinois Holocaust Museum and Educational
     Center); Series 2006, VRD RB (LOC-Bank of
     America, N.A.)(a)(b)                              0.70%    12/01/41      4,250       4,250,000
---------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Illinois (State
     of)); Series 12020, Unlimited Tax VRD
     GO(a)(d)(e)                                       1.07%    06/01/19      4,715       4,715,000
---------------------------------------------------------------------------------------------------
  Romeoville (Village of) (Metropolitan
     Industries, Inc.); Series 1997, VRD IDR
     (LOC-Harris Bank, N.A.)(a)(b)(f)                  1.07%    04/01/22      1,875       1,875,000
===================================================================================================
                                                                                         40,026,891
===================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
INDIANA-7.22%

  Burns Harbor (Town of) (Dennen Steel Corp.);
     Series 2003, VRD Economic Development RB
     (LOC-PNC Bank, N.A.)(a)(b)(f)                     3.00%    12/01/23    $   900    $    900,000
---------------------------------------------------------------------------------------------------
  Dearborn (County of) (Dearborn County Hospital);
     Series 2006, VRD Economic Development RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             2.06%    04/01/36      6,500       6,500,000
---------------------------------------------------------------------------------------------------
  Franklin (County of) (Sisters of St. Francis of
     Oldenburg, Inc.); Series 1998, VRD Economic
     Development RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       1.13%    12/01/18      1,700       1,700,000
---------------------------------------------------------------------------------------------------
  Indiana (State of) Development Finance Authority
     (Youth Opportunity Center, Inc.); Series
     1998, VRD Educational Facilities RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)             1.13%    01/01/24      1,000       1,000,000
---------------------------------------------------------------------------------------------------
  Indiana (State of) Health Facility Financing
     Authority (Stone Belt Arc, Inc.); Series
     2005, VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       1.13%    02/01/25      1,500       1,500,000
---------------------------------------------------------------------------------------------------
  Indiana (State of) Housing Finance Authority
     (Pedcor Investments-Cumberland Crossing
     Apartments Development); Series 1997 M-B, VRD
     MFH RB (LOC-Federal Home Loan Bank of
     Indianapolis)(a)(b)(f)                            1.17%    01/01/29        723         723,000
---------------------------------------------------------------------------------------------------
  Knox (City of) (J.W. Hicks, Inc.); Series 2005
     A, VRD Economic Development RB (LOC-Harris
     Bank, N.A.)(a)(b)(f)                              1.07%    03/01/22      1,840       1,840,000
---------------------------------------------------------------------------------------------------
  Kokomo (City of) (Village Community Partners IV,
     L.P.); Series 1995, VRD Economic Development
     RB (LOC-Federal Home Loan Bank of
     Indianapolis)(a)(b)(f)                            1.07%    06/01/30      1,140       1,140,000
---------------------------------------------------------------------------------------------------
  La Porte (City of) (Alpha Baking Co., Inc.);
     Series 2001, Ref. VRD Economic Development RB
     (LOC-Harris Bank, N.A.)(a)(b)(f)                  1.07%    11/01/18      2,130       2,130,000
---------------------------------------------------------------------------------------------------
  Portage (City of) (Pedcor Investments-Port
     Crossing III Apartments); Series 1995 B, VRD
     Economic Development RB (LOC-Federal Home
     Loan Bank of Indianapolis)(a)(b)(f)               1.17%    08/01/30        615         615,000
===================================================================================================
                                                                                         18,048,000
===================================================================================================


IOWA-0.34%

  Iowa (State of) Finance Authority (YMCA and
     Rehabilitation Center); Series 2000, VRD RB
     (LOC-Bank of America, N.A.)(a)(b)                 0.70%    04/01/25        850         850,000
===================================================================================================


KANSAS-0.48%

  Shawnee (City of) (Simmons Co.); Series 1996,
     Private Activity VRD RB (LOC-Deutsche Bank
     A.G.)(a)(b)(c)(e)(f)                              1.27%    12/01/16      1,190       1,190,000
===================================================================================================


KENTUCKY-0.58%

  Kentucky (State of) Rural Economic Development
     Authority (P.B. & S. Chemical Co., Inc.);
     Series 1990, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(e)(f)                                 1.30%    09/01/10        200         200,000
---------------------------------------------------------------------------------------------------
  Kentucky (State of) Rural Water Finance Corp.;
     Series 2009 B-1, Public Construction RN           2.00%    03/01/10      1,250       1,259,956
===================================================================================================
                                                                                          1,459,956
===================================================================================================


LOUISIANA-0.76%

  Jefferson (Parish of) Hospital Service District
     No. 2 (East Jefferson General Hospital);
     Series 2004, Ref. VRD RB (LOC-JPMorgan Chase
     Bank, N.A.)(a)(b)                                 1.13%    07/01/09      1,910       1,910,000
===================================================================================================


MAINE-0.42%

  Gorham (Town of) (Pettingill Group, LLC); Series
     2004, VRD RB (LOC-Bank of America,
     N.A.)(a)(b)(f)                                    1.00%    04/01/24      1,050       1,050,000
===================================================================================================


MARYLAND-0.64%

  Maryland (State of) Economic Development Corp.
     (The Baltimore Museum of Art, Inc. Facility);
     Series 2006, VRD RB (LOC-SunTrust
     Bank)(a)(b)(e)                                    0.82%    09/01/28      1,250       1,250,000
---------------------------------------------------------------------------------------------------
  Queen Anne's (County of) (Safeway Inc.); Series
     1994, Ref. VRD Economic Development RB
     (LOC-Deutsche Bank A.G.)(a)(b)(c)                 3.10%    12/01/09        350         350,000
===================================================================================================
                                                                                          1,600,000
===================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
MASSACHUSETTS-1.52%

  Massachusetts (Commonwealth of); Series 2008 C,
     Limited Tax GO RAN                                4.00%    05/29/09    $ 1,800    $  1,807,791
---------------------------------------------------------------------------------------------------
  Massachusetts (State of) Development Finance
     Agency (MassDevelopment CP Program 5 Issue);
     Series 2007, Commercial Paper RN (LOC-TD
     Bank, N.A.)(b)                                    1.00%    04/01/09      2,000       2,000,000
===================================================================================================
                                                                                          3,807,791
===================================================================================================


MICHIGAN-0.66%

  Michigan (State of) Housing Development
     Authority (Berrien Woods III Apartments);
     Series 2000 B, VRD MFH RB (LOC-Federal Home
     Loan Bank of Indianapolis)(a)(b)(f)               1.17%    07/01/32        250         250,000
---------------------------------------------------------------------------------------------------
  Michigan (State of) Housing Development
     Authority (Parks and Taylor Apartments);
     Series 2002 A, VRD MFH RB (CEP-Federal
     National Mortgage Association)(a)                 0.65%    08/15/32        500         500,000
---------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (Camac, LLC);
     Series 1998, VRD Limited Obligation RB
     (LOC-JPMorgan Chase Bank, N.A.)(a)(b)(f)          1.78%    08/01/28        300         300,000
---------------------------------------------------------------------------------------------------
  Michigan (State of) Strategic Fund (YMCA of
     Metropolitan Detroit); Series 2001, Limited
     Obligation VRD RB (LOC-JPMorgan Chase Bank,
     N.A.)(a)(b)                                       0.65%    05/01/31        600         600,000
===================================================================================================
                                                                                          1,650,000
===================================================================================================


MINNESOTA-1.40%

  Minnesota (State of) Rural Water Finance
     Authority; Series 2008, Public Construction
     RN                                                2.75%    06/01/09        800         801,386
---------------------------------------------------------------------------------------------------
  Winona (City of) Port Authority (Bay State
     Milling Co.); Series 2001A, Ref. VRD IDR
     (LOC-Harris Bank, N.A.)(a)(b)(f)                  1.07%    06/01/11      2,700       2,700,000
===================================================================================================
                                                                                          3,501,386
===================================================================================================


MISSISSIPPI-1.60%

  Jackson (County of); Series 1994, Ref. Unlimited
     Tax VRD Water System GO (CEP-Chevron
     Corp.)(a)                                         0.60%    11/01/24      1,500       1,500,000
---------------------------------------------------------------------------------------------------
  Mississippi (State of) Business Finance Corp.
     (Chevron U.S.A. Inc.); Series 2007 B, VRD
     IDR(a)                                            0.70%    12/01/30      2,500       2,500,000
===================================================================================================
                                                                                          4,000,000
===================================================================================================


MISSOURI-4.31%

  Missouri (State of) Health & Educational
     Facilities (The Children's Mercy Hospital);
     Series 2008 A, VRD RB (LOC-UBS A.G.)(a)(b)(c)     0.62%    05/15/32      8,775       8,775,000
---------------------------------------------------------------------------------------------------
  St. Charles (County of) Industrial Development
     Authority (Sun River Village Apartments);
     Series 1985, VRD IDR (LOC-Wells Fargo Bank,
     N.A.)(a)(b)                                       0.66%    12/01/27      2,000       2,000,000
===================================================================================================
                                                                                         10,775,000
===================================================================================================


NEVADA-0.40%

  Nevada (State of) Housing Division (Golden
     Apartments); Series 2007, VRD MFH RB
     (CEP-Federal Home Loan Mortgage Corp.)(a)(f)      1.00%    10/01/37      1,000       1,000,000
===================================================================================================


NEW HAMPSHIRE-0.44%

  Manchester (City of) Housing & Redevelopment
     Authority (Wall Street Tower Limited
     Partnership); Series 1990 B, VRD MFH RB
     (LOC-PNC Bank, N.A.)(a)(b)(f)                     1.10%    06/15/15      1,090       1,090,000
===================================================================================================


NEW MEXICO-2.00%

  New Mexico (State of) Hospital Equipment Loan
     Council (Dialysis Clinic, Inc.); Series 2000,
     VRD RB (LOC-SunTrust Bank)(a)(b)                  0.82%    07/01/25      5,000       5,000,000
===================================================================================================


NEW YORK-0.40%

  North Amityville (City of) Fire Company Inc.;
     Series 2003, VRD Fire Department RB
     (LOC-Citigroup, N.A.)(a)(b)                       0.90%    09/01/23      1,000       1,000,000
===================================================================================================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
NORTH CAROLINA-1.63%

  Greensboro (City of); Series 2004, Ref. GO           5.25%    03/01/09    $   475    $    475,031
---------------------------------------------------------------------------------------------------
  North Carolina (State of) Medical Care
     Commission (Depaul Community Facilities,
     Inc.); Series 1999, Health Care Facilities
     First Mortgage RB(g)(h)                           7.63%    11/01/09      2,000       2,100,555
---------------------------------------------------------------------------------------------------
  University of North Carolina at Chapel Hill
     Board of Governors; Series 2006 A, Commercial
     Paper Bonds                                       0.70%    03/06/09      1,500       1,500,000
===================================================================================================
                                                                                          4,075,586
===================================================================================================


OHIO-3.86%

  Beavercreek (City of) City School District;
     Series 2009, School Improvement BAN               2.00%    08/18/09      1,250       1,257,898
---------------------------------------------------------------------------------------------------
  Cleveland (City of) Municipal School District;
     Series 2008, School Improvement TAN               2.50%    09/30/09      2,000       2,015,652
---------------------------------------------------------------------------------------------------
  Columbus (City of) City School District; Series
     2009 A, School Facilities Construction &
     Improvement BAN                                   2.00%    08/13/09      1,250       1,257,377
---------------------------------------------------------------------------------------------------
  Dublin (City of) City School District; Series
     2009, School Construction BAN                     2.00%    10/15/09        750         756,309
---------------------------------------------------------------------------------------------------
  Franklin (County of) (Golf Pointe Apartments
     Project); Series 2000 B, VRD MFH RB
     (CEP-Federal Home Loan Bank of
     Indianapolis)(a)(e)(f)                            1.00%    01/01/34        370         370,000
---------------------------------------------------------------------------------------------------
  Lucas (County of) (ProMedica Healthcare System);
     Series 2008 B, VRD Hospital RB (LOC-UBS
     A.G.)(a)(b)(c)                                    0.72%    11/15/40      4,000       4,000,000
===================================================================================================
                                                                                          9,657,236
===================================================================================================


OKLAHOMA-0.60%

  Oklahoma (State of) Water Resources Board;
     Series 1997, VRD State Loan Program RB(a)         1.65%    09/01/26      1,500       1,500,000
===================================================================================================


PENNSYLVANIA-6.42%

  East Stroudsburg (City of) Area School District;
     Series 2003 A, Unlimited Tax GO(g)(h)             4.50%    03/01/09        200         200,007
---------------------------------------------------------------------------------------------------
  Moon (Township of) Industrial Development
     Authority (Providence Point); Series 2007,
     VRD First Mortgage RB (LOC-Lloyds TSB Bank
     PLC)(a)(b)(c)                                     0.67%    07/01/38     13,340      13,340,000
---------------------------------------------------------------------------------------------------
  New Castle Area School District; Series 2003 B,
     Unlimited Tax GO(g)(h)                            4.75%    03/01/09        400         400,022
---------------------------------------------------------------------------------------------------
  Philadelphia (City of) Authority for Industrial
     Development (1100 Walnut Associates); Series
     1984, VRD Commercial Development RB (LOC-PNC
     Bank, N.A.)(a)(b)                                 0.65%    12/01/14      2,100       2,100,000
===================================================================================================
                                                                                         16,040,029
===================================================================================================


SOUTH CAROLINA-1.37%

  Charleston (County of) School District; Series
     2008, Unlimited Tax GO                            4.00%    03/01/09      1,135       1,135,032
---------------------------------------------------------------------------------------------------
  South Carolina (State of) Jobs-Economic
     Development Authority (Brown Packing Co.,
     Inc.); Series 2001, VRD RB (LOC-SunTrust
     Bank)(a)(b)(f)                                    1.07%    10/01/13      2,300       2,300,000
===================================================================================================
                                                                                          3,435,032
===================================================================================================


TENNESSEE-1.98%

  Chattanooga (City of) Health, Educational, &
     Housing Facility Board (The Baylor School);
     Series 2003, VRD RB (LOC-SunTrust Bank)(a)(b)     0.72%    01/01/23        650         650,000
---------------------------------------------------------------------------------------------------
  Nashville (City of) & Davidson (County of)
     Metropolitan Government Industrial
     Development Board (AWM Family LLC Project);
     Series 2002, RB (LOC-SunTrust Bank)(b)(f)         1.07%    03/01/22      2,700       2,700,000
---------------------------------------------------------------------------------------------------
  Shelby (County of) Health, Educational and
     Housing Facility Board (Providence Place
     Apartments Project); Series 2007, Ref. VRD
     MFH RB (CEP-Federal National Mortgage
     Association)(a)                                   0.65%    12/15/42        500         500,000
---------------------------------------------------------------------------------------------------
  Williamson (County of) Industrial Development
     Board (Currey Ingram Academy); Series 2003,
     VRD Educational Facilities VRD IDR
     (LOC-SunTrust Bank)(a)(b)                         0.73%    04/01/23      1,100       1,100,000
===================================================================================================
                                                                                          4,950,000
===================================================================================================


TEXAS-10.72%

  Arlington (City of); Series 2005 A, GO
     Commercial Paper Notes                            0.75%    04/06/09      1,250       1,250,000
---------------------------------------------------------------------------------------------------
  Crawford (City of) Education Facilities Corp.
     (Central Houston Parking LLC-University
     Parking System); Series 2004 A, Ref. VRD RB
     (LOC-BNP Paribas)(a)(b)(c)                        1.20%    05/01/35      5,000       5,000,000
---------------------------------------------------------------------------------------------------
  Garland (City of) Industrial Development
     Authority, Inc. (Carroll Co.); Series 1984,
     VRD IDR (LOC-Wells Fargo Bank, N.A.)(a)(b)(e)     0.63%    12/01/14      3,200       3,200,000
---------------------------------------------------------------------------------------------------


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM TREASURER'S SERIES TRUST

                                                                           PRINCIPAL
                                                     INTEREST   MATURITY     AMOUNT
                                                       RATE       DATE       (000)         VALUE
---------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

  Garland (City of); Series 2008, GO Commercial
     Paper Notes                                       0.70%    07/07/09    $ 1,500    $  1,500,000
---------------------------------------------------------------------------------------------------
  Hockley (County of) Industrial Development Corp.
     (Amoco Corp.); Series 1985, VRD PCR(a)(c)         2.70%    11/01/19      1,400       1,400,000
---------------------------------------------------------------------------------------------------
  Houston (City of) Higher Education Finance Corp.
     (Tierwester Oaks & Richfield Manor); Series
     2003 A, Housing VRD RB (LOC-Bank of New York
     Mellon)(a)(b)                                     1.20%    03/01/33      4,800       4,800,000
---------------------------------------------------------------------------------------------------
  Mesquite (City of) Industrial Development Corp.
     (Championship Rodeo, L.P.); Series 1995, Ref.
     VRD IDR (LOC-JPMorgan Chase Bank, N.A.)(a)(b)     3.13%    12/01/10        510         510,000
---------------------------------------------------------------------------------------------------
  Texas (State of); Series 2008, TRAN                  3.00%    08/28/09      2,000       2,013,295
---------------------------------------------------------------------------------------------------
  Texas A&M University; Series 2003 A, Financing
     System RB                                         5.00%    05/15/09        800         807,054
---------------------------------------------------------------------------------------------------
  Travis (County of); Series 2008, Limited Tax GO
     Ctfs.                                             3.25%    03/01/10        900         922,499
---------------------------------------------------------------------------------------------------
  University of Texas; Series 2004 B, Ref.
     Financing System RB                               5.00%    08/15/09        380         387,831
---------------------------------------------------------------------------------------------------
  Wachovia MERLOTs (Comal (County of) Independent
     School District); Series 2008 K-10, VRD
     Unlimited Tax GO(a)(d)(e)                         0.65%    02/01/26      5,000       5,000,000
===================================================================================================
                                                                                         26,790,679
===================================================================================================


UTAH-0.68%

  Duchesne School District Municipal Building
     Authority; Series 2005, Lease VRD RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.63%    06/01/21        900         900,000
---------------------------------------------------------------------------------------------------
  Sanpete (County of) (Wasatch Academy); Series
     2003, Multi-Mode VRD School Facility RB
     (LOC-U.S. Bank, N.A.)(a)(b)                       0.63%    08/01/28        800         800,000
===================================================================================================
                                                                                          1,700,000
===================================================================================================


VIRGINIA-0.48%

  Alexandria (City of) Industrial Development
     Authority (American Association for the Study
     of Liver Disease); Series 2006, RB
     (LOC-SunTrust Bank)(b)                            0.82%    08/01/36      1,200       1,200,000
===================================================================================================


WASHINGTON-5.08%

  Lake Tapps Parkway Properties; Series 1999 B,
     VRD Special RB (LOC-U.S. Bank, N.A.)(a)(b)        0.73%    12/01/19      3,100       3,100,000
---------------------------------------------------------------------------------------------------
  Reset Option Ctfs. Trust II-R (Seattle (City
     of)); Series 11144, Ref. VRD Water System
     RB(a)(d)(e)                                       0.86%    09/01/33      2,985       2,985,000
---------------------------------------------------------------------------------------------------
  Washington (State of) Health Care Facilities
     Authority (Swedish Health Services); Series
     2006, VRD RB (LOC-Citigroup, N.A.)(a)(b)(e)       0.87%    11/15/26      1,650       1,650,000
---------------------------------------------------------------------------------------------------
  Washington (State of) Housing Finance Commission
     (Sherwood Springs Apartments); Series 1997 A,
     VRD MFH RB (LOC-U.S. Bank, N.A.)(a)(b)(f)         0.92%    09/01/27      4,960       4,960,000
===================================================================================================
                                                                                         12,695,000
===================================================================================================


WISCONSIN-0.49%

  Marathon (County of); Series 2009 A, Unlimited
     Tax Promissory GO                                 2.50%    12/01/09      1,000       1,013,156
---------------------------------------------------------------------------------------------------
  Wisconsin (State of); Series 1999 A, Unlimited
     Tax GO(g)(h)                                      5.00%    05/01/09        200         200,970
===================================================================================================
                                                                                          1,214,126
===================================================================================================


WYOMING-1.20%

  Gillette (City of) (Pacificorp); Series 1988,
     Ref. VRD PCR (LOC-Barclays Bank PLC)(a)(b)(c)     0.60%    01/01/18      3,000       3,000,000
===================================================================================================
TOTAL INVESTMENTS-94.59% (Cost $236,447,107)(i)(j)                                      236,447,107
===================================================================================================
OTHER ASSETS LESS LIABILITIES-5.41%                                                      13,514,825
===================================================================================================
NET ASSETS-100.00%                                                                     $249,961,932
___________________________________________________________________________________________________
===================================================================================================





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM TREASURER'S SERIES TRUST

Investment Abbreviations:

BAN     - Bond Anticipation Note
CEP     - Credit Enhancement Provider
COP     - Certificates of Participation
Ctfs.   - Certificates
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
LOC     - Letter of Credit
MERLOT  - Municipal Exempt Receipts Liquidity Option Tender
MFH     - Multi-Family Housing
PCR     - Pollution Control Revenue Bonds
RAN     - Revenue Anticipation Notes
RB      - Revenue Bonds
Ref.    - Refunding
RN      - Revenue Notes
TAN     - Tax Anticipation Notes
TRAN    - Tax and Revenue Anticipation Notes
VRD     - Variable Rate Demand
Wts.    - Warrants


Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2009.
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 7.9%; Switzerland: 5.1%; other countries less than 5% each: 3.9%.
(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(e) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2009 was $50,885,000, which represented 20.36% of the Fund's Net Assets.
(f)   Security subject to the alternative minimum tax.
(g) Advance refunded; secured by an escrow fund of U.S. Government obligations.
(h) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)   Also represents cost for federal income tax purposes.
(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

     ENTITIES                                                                           PERCENTAGE
     ---------------------------------------------------------------------------------------------
     SunTrust Bank                                                                         10.2%
     ---------------------------------------------------------------------------------------------
     JPMorgan Chase Bank, N.A.                                                             10.1
     ---------------------------------------------------------------------------------------------
     Bank of America, N.A.                                                                  8.6
     ---------------------------------------------------------------------------------------------
     Lloyds TSB Bank PLC                                                                    5.3
     ---------------------------------------------------------------------------------------------
     UBS A.G.                                                                               5.1
     ---------------------------------------------------------------------------------------------



FUND COMPOSITION BY MATURITY

In days, as of 2/28/09



-------------------------------------------------------------------------
1-7                                                                  86.1%
-------------------------------------------------------------------------
8-30                                                                   --
-------------------------------------------------------------------------
31-90                                                                 4.3
-------------------------------------------------------------------------
91-180                                                                3.7
-------------------------------------------------------------------------
181+                                                                  5.9
_________________________________________________________________________
=========================================================================



The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.





See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM TREASURER'S SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2009
(Unaudited)



                                                                              PREMIER U.S.
                                                              PREMIER       GOVERNMENT MONEY    PREMIER TAX-EXEMPT
                                                             PORTFOLIO          PORTFOLIO            PORTFOLIO
-------------------------------------------------------   --------------    ----------------    ------------------

ASSETS:

Investments, at value and cost                            $4,146,850,825     $1,109,811,497        $236,447,107
-------------------------------------------------------   --------------    ----------------    ------------------
Repurchase agreements, at value and cost                      23,654,896        351,186,954                  --
=======================================================   ==============    ================    ==================
     Total investments, at value and cost                  4,170,505,721      1,460,998,451         236,447,107
=======================================================   ==============    ================    ==================
Cash                                                                  --              7,849           7,636,799
-------------------------------------------------------   --------------    ----------------    ------------------
Receivables for:
  Investments sold                                                    --                 --          10,829,720
-------------------------------------------------------   --------------    ----------------    ------------------
  Fund shares sold                                             3,199,058              3,265              90,618
-------------------------------------------------------   --------------    ----------------    ------------------
  Interest                                                     2,881,502            939,899             509,538
-------------------------------------------------------   --------------    ----------------    ------------------
Investment for trustee deferred compensation and
  retirement plans                                                    --              8,322                  --
-------------------------------------------------------   --------------    ----------------    ------------------
Other assets                                                     391,022             55,383               7,139
=======================================================   ==============    ================    ==================
     Total assets                                          4,176,977,303      1,462,013,169         255,520,921
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================


LIABILITIES:

Payables for:
  Investments purchased                                               --                 --           5,426,425
-------------------------------------------------------   --------------    ----------------    ------------------
  Fund shares reacquired                                         476,411             16,110              17,775
-------------------------------------------------------   --------------    ----------------    ------------------
  Dividends                                                    2,696,701            626,198             109,322
-------------------------------------------------------   --------------    ----------------    ------------------
  Accrued fees to affiliates                                          --                630                  78
-------------------------------------------------------   --------------    ----------------    ------------------
  Accrued operating expenses                                          --                 --                  --
-------------------------------------------------------   --------------    ----------------    ------------------
Trustee deferred compensation and retirement plans               162,658             19,124               5,389
=======================================================   ==============    ================    ==================
     Total liabilities                                         3,335,770            662,062           5,558,989
=======================================================   ==============    ================    ==================
Net assets applicable to shares outstanding               $4,173,641,533     $1,461,351,107        $249,961,932
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================


NET ASSETS CONSIST OF:

Shares of beneficial interest                             $4,173,564,651     $1,461,306,278        $249,961,873
-------------------------------------------------------   --------------    ----------------    ------------------
Undistributed net investment income                               53,862             27,974                 140
-------------------------------------------------------   --------------    ----------------    ------------------
Undistributed net realized gain (loss)                            23,020             16,855                 (81)
=======================================================   ==============    ================    ==================
                                                          $4,173,641,533     $1,461,351,107        $249,961,932
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================



NET ASSETS:

Investor Class                                            $   93,535,559     $   32,510,009        $ 25,240,195
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================
Institutional Class                                       $4,080,105,974     $1,428,841,098        $224,721,737
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================


SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Investor Class                                                93,528,193         32,509,966          25,240,621
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================
Institutional Class                                        4,080,038,993      1,428,824,713         224,721,696
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================
  Net asset value, offering and redemption price per
     share for each class                                 $         1.00     $         1.00        $       1.00
_______________________________________________________   ______________    ________________    __________________
=======================================================   ==============    ================    ==================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM TREASURER'S SERIES TRUST

STATEMENT OF OPERATIONS

For the six months ended February 28, 2009
(Unaudited)



                                                                                 PREMIER U.S.        PREMIER
                                                                  PREMIER      GOVERNMENT MONEY    TAX-EXEMPT
                                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO
-------------------------------------------------------------   -----------    ----------------    ----------

INVESTMENT INCOME:

Interest                                                        $34,614,211       $6,186,179       $2,976,938
=============================================================   ===========    ================    ==========


EXPENSES:

Advisory fees                                                     4,199,264        1,146,535          341,957
-------------------------------------------------------------   -----------    ----------------    ----------
Treasury Guarantee Program Fee                                      606,674          112,120           37,296
=============================================================   ===========    ================    ==========
     Total expenses                                               4,805,938        1,258,655          379,253
=============================================================   ===========    ================    ==========
Less: Fees waived                                                (1,343,784)        (366,899)              --
=============================================================   ===========    ================    ==========
     Net expenses                                                 3,462,154          891,756          379,253
=============================================================   ===========    ================    ==========
Net investment income                                            31,152,057        5,294,423        2,597,685
=============================================================   ===========    ================    ==========
Net realized gain from Investment securities*                        23,020           29,712                4
=============================================================   ===========    ================    ==========
Net increase in net assets resulting from operations            $31,175,077       $5,324,135       $2,597,689
_____________________________________________________________   ___________    ________________    __________
=============================================================   ===========    ================    ==========



* Includes net gains from securities sold to affiliates of $257, for Premier U.S. Government Money Portfolio.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM TREASURER'S SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2009 and the year ended August 31, 2008 (Unaudited)



                                                                                    PREMIER
                                                     PREMIER                    U.S. GOVERNMENT             PREMIER TAX-EXEMPT
                                                    PORTFOLIO                   MONEY PORTFOLIO                  PORTFOLIO
                                         ------------------------------  ----------------------------  ----------------------------
                                          FEBRUARY 28,     AUGUST 31,     FEBRUARY 28,    AUGUST 31,   FEBRUARY 28,     AUGUST 31,
                                              2009            2008            2009           2008          2009            2008
--------------------------------------   --------------  --------------  --------------  ------------  ------------    ------------

OPERATIONS:

  Net investment income                  $   31,152,057  $  171,607,681  $    5,294,423  $  8,513,610  $  2,597,685    $  3,787,289
--------------------------------------   ------------------------------  ----------------------------  ----------------------------
  Net realized gain (loss)                       23,020          34,347          29,712       (12,857)            4             215
======================================   ==============================  ============================  ============================
     Net increase in net assets
       resulting from operations             31,175,077     171,642,028       5,324,135     8,500,753     2,597,689       3,787,504
======================================   ==============================  ============================  ============================
Distributions to shareholders from net
  investment income:

  Investor Class                               (946,473)     (4,208,224)       (227,382)     (967,487)     (237,203)       (570,414)
--------------------------------------   ------------------------------  ----------------------------  ----------------------------
  Institutional Class                       (30,205,584)   (167,399,457)     (5,067,518)   (7,546,123)   (2,360,786)     (3,216,875)
======================================   ==============================  ============================  ============================
     Total distributions from net
       investment income                    (31,152,057)   (171,607,681)     (5,294,900)   (8,513,610)   (2,597,989)     (3,787,289)
======================================   ==============================  ============================  ============================
Share transactions-net:

  Investor Class                            (15,093,760)     (7,016,514)      3,043,508    (1,107,149)      800,633       5,521,137
--------------------------------------   ------------------------------  ----------------------------  ----------------------------
  Institutional Class                      (440,056,521)    680,091,754     978,393,852   440,135,455   (37,360,068)    211,635,293
======================================   ==============================  ============================  ============================
     Net increase (decrease) in net
       assets resulting from share
       transactions                        (455,150,281)    673,075,240     981,437,360   439,028,306   (36,559,435)    217,156,430
======================================   ==============================  ============================  ============================
     Net increase (decrease) in net
       assets                              (455,127,261)    673,109,587     981,466,595   439,015,449   (36,559,735)    217,156,645
======================================   ==============================  ============================  ============================


NET ASSETS:



  Beginning of period                     4,628,768,794   3,955,659,207     479,884,512    40,869,063   286,521,667      69,365,022
======================================   ==============================  ============================  ============================
  End of period*                         $4,173,641,533  $4,628,768,794  $1,461,351,107  $479,884,512  $249,961,932    $286,521,667
======================================   ==============================  ============================  ============================
  * Includes accumulated undistributed
     net investment income               $       53,862  $       53,862  $       27,974  $     28,451  $        140    $        444
______________________________________   ______________________________  ____________________________  ____________________________
======================================   ==============================  ============================  ============================




See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM TREASURER'S SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

February 28, 2009
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Treasurer's Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a "Fund"). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the "Funds"). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

  The investment objective of each Fund is to seek to provide a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

  Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

        Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

        The Funds may periodically participate in litigation related to Fund investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

        The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. DISTRIBUTIONS -- It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

        Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these

21        AIM TREASURER'S SERIES TRUST
      arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. TREASURY GUARANTEE PROGRAM -- On October 6, 2008, The Board of Trustees approved the participation of the Funds in the U.S. Department of Treasury's (the"Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). Under the Program, the Treasury Department will guarantee shareholders in a Fund that they will receive $1 for each Fund share held by them as of the close of business on September 19, 2008, in the event that such Fund (in which they were invested as of September 19, 2008) liquidates and the per share value at the time of liquidation is less than $0.995. On April 7, 2009, the Funds Board approved Premier Portfolio and Premier Tax-Exempt Portfolio to participate in the final extension of the Program through September 18, 2009. The Fund will pay a fee to participate in the Program based on a percentage of the share value of the Fund as of September 18, 2008. The fee is paid at the time of continued participation in the Program and allocated pro rata over the remaining term of the extension. The Fund will bear this expense without regard to the unitary fee currently in effect.

I. OTHER RISKS -- Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

        The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

        The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

        Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

        There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

J. REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the "Advisor" or "Invesco Aim"). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Advisor at an annual rate of 0.25% of such Fund's average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (iii) the cost of participating in the United States Treasury Temporary Guarantee Program (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

  Under the terms of a master sub-advisory agreement approved by shareholders of Premier Portfolio and Premier Tax-Exempt Portfolio, respectively between the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the "Affiliated Sub-Advisors") the Advisor, not the Funds, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Advisor(s).

  Through at least June 30, 2009, the Advisor has contractually agreed to waive advisory fees equal to 0.08% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

  For the six months ended February 28, 2009, the Advisor waived advisory fees and /or reimbursed Fund expenses in the following amounts:

Premier Portfolio                                           $1,343,784
----------------------------------------------------------------------
Premier U.S. Government Money Portfolio                        366,899
----------------------------------------------------------------------





22        AIM TREASURER'S SERIES TRUST

  The Trust has entered into a master administrative services agreement with Invesco Aim to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. ("IAIS") to provide transfer agency and shareholder services to each Fund. Invesco Aim and IAIS do not charge the Funds any fees under these agreements.

  The Trust has entered into a master distribution agreement with Invesco Aim Distributors, Inc. ("IADI") to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively.

  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3--SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

  Level 1 -- Prices are determined using quoted prices in an active market for identical assets.

  Level 2 -- Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

  Level 3 -- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

  Below is a summary of the tiered valuation input levels, as of the end of the reporting period, February 28, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                                                             INVESTMENTS IN SECURITIES
FUND NAME                                                    LEVEL 1         LEVEL 2        LEVEL 3          TOTAL
----------------------------------------------------------------------------------------------------------------------
Premier Portfolio                                              $--       $4,170,505,721       $--       $4,170,505,721
----------------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                         --        1,460,998,451        --        1,460,998,451
----------------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                    --          236,447,107        --          236,447,107
----------------------------------------------------------------------------------------------------------------------



NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

Each Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2009, each Fund engaged in transactions with affiliates as listed below:

                                                                SECURITIES                           NET REALIZED
                                                                 PURCHASES      SECURITIES SALES         GAINS
-----------------------------------------------------------------------------------------------------------------
Premier Portfolio                                              $ 43,018,198       $ 43,048,112           $ --
-----------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money Portfolio                                  --          4,999,972            257
-----------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                    198,794,115        168,861,825             --
-----------------------------------------------------------------------------------------------------------------



NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

  Certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco Aim and not by the Trust.

NOTE 6--CASH BALANCES

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Funds for such activity, the Funds may either (i) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim, not to exceed the contractually agreed upon rate; or
(ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.


23        AIM TREASURER'S SERIES TRUST

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  Capital loss carryforward as of August 31, 2008 expires as follows:

                                                                                      2012*
-------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio                                                           $85
___________________________________________________________________________________________
===========================================================================================




* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--SHARE INFORMATION

PREMIER PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                             FEBRUARY 28, 2009(a)                        AUGUST 31, 2008
                                                     ------------------------------------     ------------------------------------
                                                          SHARES              AMOUNT               SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                          32,146,498     $     32,146,498          68,043,146     $     68,043,146
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                 13,068,064,502       13,068,064,502      32,349,183,017       32,349,183,017
==================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                             886,528              886,528           3,989,858            3,989,858
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     12,204,258           12,204,258          66,655,685           66,655,685
==================================================================================================================================
Reacquired:
  Investor Class                                         (48,126,786)         (48,126,786)        (79,049,518)         (79,049,518)
----------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                (13,520,325,281)     (13,520,325,281)    (31,735,746,948)     (31,735,746,948)
==================================================================================================================================
     Net increase (decrease) in share activity          (455,150,281)    $   (455,150,281)        673,075,240     $    673,075,240
__________________________________________________________________________________________________________________________________
==================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

        In addition, 31% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco Aim.


24        AIM TREASURER'S SERIES TRUST

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO


                                                                               SUMMARY OF SHARE ACTIVITY
                                                       -------------------------------------------------------------------------
                                                                SIX MONTHS ENDED                          YEAR ENDED
                                                              FEBRUARY 28, 2009(a)                      AUGUST 31, 2008
                                                       ----------------------------------     ----------------------------------
                                                           SHARES              AMOUNT             SHARES              AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                           22,177,473     $    22,177,473         12,258,798     $    12,258,798
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                   3,229,404,029       3,229,404,029      1,557,906,977       1,557,906,977
================================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                              217,695             217,695            935,876             935,876
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                       2,615,808           2,615,808          3,740,670           3,740,670
================================================================================================================================
Reacquired:
  Investor Class                                          (19,351,660)        (19,351,660)       (14,301,823)        (14,301,823)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                  (2,253,625,985)     (2,253,625,985)    (1,121,512,192)     (1,121,512,192)
================================================================================================================================
     Net increase in share activity                       981,437,360     $   981,437,360        439,028,306     $   439,028,306
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

PREMIER TAX-EXEMPT PORTFOLIO


                                                                              SUMMARY OF SHARE ACTIVITY
                                                          -----------------------------------------------------------------
                                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                               FEBRUARY 28, 2009(a)                  AUGUST 31, 2008
                                                          ------------------------------     ------------------------------
                                                             SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                                            22,826,141     $  22,826,141       27,617,117     $  27,617,117
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                      428,079,451       428,079,451      670,891,517       670,891,517
===========================================================================================================================
Issued as reinvestment of dividends:
  Investor Class                                               216,091           216,091          555,280           555,280
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                        2,360,739         2,360,739        2,779,671         2,779,671
===========================================================================================================================
Reacquired:
  Investor Class                                           (22,241,599)      (22,241,599)     (22,651,260)      (22,651,260)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                     (467,800,258)     (467,800,258)    (462,035,895)     (462,035,895)
===========================================================================================================================
     Net increase (decrease) in share activity             (36,559,435)    $ (36,559,435)     217,156,430     $ 217,156,430
___________________________________________________________________________________________________________________________
===========================================================================================================================



(a) There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 89% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.


25        AIM TREASURER'S SERIES TRUST

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

                                                      INSTITUTIONAL CLASS
                                                    NET GAINS
                                                     (LOSSES)
                           NET ASSET              ON SECURITIES               DIVIDENDS
                             VALUE,       NET         (BOTH      TOTAL FROM   FROM NET    NET ASSET               NET ASSETS,
                           BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT  VALUE, END    TOTAL     END OF PERIOD
                           OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME     OF PERIOD  RETURN(a)  (000S OMITTED)
------------------------------------------------------------------------------------------------------------------------------
PREMIER PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)      $1.00       0.95%     $4,080,106
Year ended 08/31/08           1.00        0.04          0.00         0.04       (0.04)       1.00       3.80       4,520,142
Year ended 08/31/07           1.00        0.05         (0.00)        0.05       (0.05)       1.00       5.35       3,840,017
Year ended 08/31/06           1.00        0.04          0.00         0.04       (0.04)       1.00       4.54       2,556,378
Year ended 08/31/05(d)        1.00        0.01            --         0.01       (0.01)       1.00       1.51         364,108
------------------------------------------------------------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)      $1.00       0.68%     $1,428,841
Year ended 08/31/08           1.00        0.03         (0.00)        0.03       (0.03)       1.00       3.29         450,419
Year ended 08/31/07           1.00        0.05          0.00         0.05       (0.05)       1.00       5.25          10,300
Year ended 08/31/06(d)        1.00        0.01            --         0.01       (0.01)       1.00       0.90              25
------------------------------------------------------------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Six months ended 02/28/09    $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)      $1.00       0.91%     $  224,722
Year ended 08/31/08           1.00        0.03          0.00         0.03       (0.03)       1.00       2.66         262,081
Year ended 08/31/07           1.00        0.03            --         0.03       (0.03)       1.00       3.53          50,445
Year ended 08/31/06           1.00        0.03            --         0.03       (0.03)       1.00       3.04           7,707
Year ended 08/31/05(d)        1.00        0.01            --         0.01       (0.01)       1.00       1.15           9,422
______________________________________________________________________________________________________________________________
==============================================================================================================================

                            INSTITUTIONAL CLASS
                               RATIO OF          RATIO OF
                               EXPENSES          EXPENSES
                              TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                              NET ASSETS      ASSETS WITHOUT   INVESTMENT
                           WITH FEE WAIVERS    FEE WAIVERS       INCOME
                            AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                               ABSORBED          ABSORBED      NET ASSETS
--------------------------------------------------------------------------
PREMIER PORTFOLIO
Six months ended 02/28/09        0.21%(c)          0.29%(c)       1.85%(c)
Year ended 08/31/08              0.17              0.25           3.62
Year ended 08/31/07              0.17              0.25           5.23
Year ended 08/31/06              0.17              0.25           4.74
Year ended 08/31/05(d)           0.17(e)           0.25(e)        2.37(e)
--------------------------------------------------------------------------
PREMIER U.S. GOVERNMENT MONEY PORTFOLIO
Six months ended 02/28/09        0.19%(c)          0.27%(c)       1.15%(c)
Year ended 08/31/08              0.17              0.25           2.60
Year ended 08/31/07              0.17              0.25           5.13
Year ended 08/31/06(d)           0.17(e)           0.25(e)        4.34(e)
--------------------------------------------------------------------------
PREMIER TAX-EXEMPT PORTFOLIO
Six months ended 02/28/09        0.28%(c)          0.28%(c)       1.90%(c)
Year ended 08/31/08              0.25              0.25           2.48
Year ended 08/31/07              0.25              0.25           3.46
Year ended 08/31/06              0.25              0.25           2.99
Year ended 08/31/05(d)           0.25(e)           0.25(e)        1.88(e)
__________________________________________________________________________
==========================================================================



(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Calculated using average shares outstanding.
(c) Ratios are annualized and based on average daily net assets (000s omitted) of $3,288,124, $891,339 and $249,864 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.
(d) Commencement date of February 25, 2005 for Premier Portfolio and Premier Tax-Exempt Portfolio, and June 28, 2006 for Premier U.S. Government Money Portfolio.
(e)  Annualized.


26        AIM TREASURER'S SERIES TRUST

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

PENDING LITIGATION AND REGULATORY INQUIRIES

Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, Invesco Funds Group, Inc. ("IFG"), Invesco Aim, IADI and/or related entities and individuals alleging that the defendants permitted improper market timing and related activity in the AIM Funds.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid.

  All lawsuits based on allegations of market timing, late trading and related issues were transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in the Invesco 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On January 5, 2008, the parties reached an agreement in principle to settle both the Consolidated Amended Class Action Complaint and Consolidated Amended Fund Derivative Complaint, subject to the MDL Court approval. Individual class members have the right to object. On December 15, 2008, the parties reached an agreement in principle to settle the Amended Class Action Complaint for Violations of ERISA, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

  IFG, Invesco Aim, IADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, Invesco Aim and IADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, Invesco Aim, IADI and/or related entities and individuals in the future.

  Management of Invesco Aim and the Fund believe that the outcome of the Pending Litigation and Regulatory Inquiries described above will have no material adverse affect on the Fund or on the ability of Invesco Aim and IADI to provide ongoing services to the Fund.


27        AIM TREASURER'S SERIES TRUST

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2008, through February 28, 2009.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.

  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


-----------------------------------------------------------------------------------------------------------------
                                                                                  HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE
                                                         ACTUAL                     EXPENSES)
                                               ------------------------------------------------------
                                  BEGINNING        ENDING       EXPENSES       ENDING       EXPENSES   ANNUALIZED
                                ACCOUNT VALUE  ACCOUNT VALUE  PAID DURING  ACCOUNT VALUE  PAID DURING    EXPENSE
      INSTITUTIONAL CLASS         (09/01/08)   (02/28/09)(1)   PERIOD(2)     (02/28/09)    PERIOD(2)      RATIO
-----------------------------------------------------------------------------------------------------------------
Premier Portfolio                 $1,000.00      $1,009.50       $1.05       $1,023.75       $1.05        0.21%
-----------------------------------------------------------------------------------------------------------------
Premier U.S. Government Money
  Portfolio                        1,000.00       1,006.80        0.95        1,023.85        0.95        0.19
-----------------------------------------------------------------------------------------------------------------
Premier Tax-Exempt Portfolio       1,000.00       1,009.10        1.39        1,023.41        1.40        0.28
-----------------------------------------------------------------------------------------------------------------



(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2008, through February 28, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund's expense ratio and a hypothetical annual return of 5% before expenses.
(2) Expenses are equal to each Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


28        AIM TREASURER'S SERIES TRUST

FUND HOLDINGS AND PROXY VOTING INFORMATION

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05460 and 033-19862.

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on "Proxy Policy." The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2008, is available at our website. Go to invescoaim.com, access the "About Us" tab, click on "Required Notices" and then click on "Proxy Voting Activity." Next, select the Fund from the drop-down menu. This information is also available on the SEC website, sec.gov.

      If used after July 20, 2009, this report must be accompanied by a Fund fact sheet for the most recent month-end. Invesco Aim-SERVICE MARK-- is a service mark of Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisors for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund's prospectus for information on the fund's subadvisors. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.

      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc., Invesco Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

                               [INVESCO AIM LOGO]
                                - SERVICE MARK -

                invescoaim.com    I-TST-SAR-2     Invesco Aim Distributors, Inc.

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 13, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 13, 2009, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: May 8, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Karen Dunn Kelley
    ---------------------------------
    Karen Dunn Kelley
    Principal Executive Officer

Date: May 8, 2009


By: /s/ Sheri Morris
    ---------------------------------
    Sheri Morris
    Principal Financial Officer

Date: May 8, 2009

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.